SFT Balanced Stabilization Fund

Investments in Securities

March 31, 2022

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (24.6%)
Government Obligations (4.2%)
U.S. Government Agencies and Obligations (4.2%)
Federal Home Loan Mortgage Corp. (0.0%)
3.000%, 09/01/43	$57,051	$57,297
3.500%, 10/01/44	61,769	62,961
3.500%, 11/01/44	60,123	61,285
3.500%, 12/01/44	65,994	67,269
		248,812
Federal National Mortgage Association (0.1%)
3.000%, 04/01/43	89,087	88,982
3.000%, 05/01/43	30,690	30,654
3.000%, 06/01/43	132,799	132,643
3.500%, 08/01/42	60,242	61,267
3.500%, 02/01/43	79,779	81,284
		394,830
U.S. Treasury (4.1%)
U.S. Treasury Note, 1.000%, 12/15/24	29,500,000	28,375,313
Total government obligations (cost: $30,118,017)		29,018,955
Other Mortgage-Backed Securities (0.2%)
Commercial Mortgage-Backed Securities (0.2%)
Bank-BNK18, 3.584%, 05/15/62	1,500,000	1,521,525
Total other mortgage-backed securities (cost: $1,543,624)		1,521,525
Corporate Obligations (20.2%)
Basic Materials (0.2%)
Chemicals (0.2%)
Nutrien Ltd., 3.000%, 04/01/25 (b)	1,000,000	992,493
Communications (1.4%)
Cable/Satellite TV (0.3%)
Comcast Corp.
2.887%, 11/01/51 (c)	1,319,000	1,117,087
2.937%, 11/01/56 (c)	327,000	271,447
4.200%, 08/15/34 (d)	500,000	533,220
		1,921,754
Diversified Telecommunication Services (0.6%)
AT&T, Inc.
2.550%, 12/01/33	943,000	835,780
3.550%, 09/15/55	1,405,000	1,231,138
3.800%, 12/01/57	75,000	68,494
4.500%, 05/15/35	1,000,000	1,053,928
Verizon Communications, Inc., 2.987%, 10/30/56	1,194,000	984,816
		4,174,156
Internet & Catalog Retail (0.2%)
Amazon.com, Inc., 3.875%, 08/22/37	1,000,000	1,055,142
Media (0.1%)
Paramount Global
3.500%, 01/15/25	344,000	346,215
4.000%, 01/15/26	250,000	254,963
		601,178
Telecommunication (0.2%)
Crown Castle Towers LLC, 3.663%, 05/15/45 (c)	1,000,000	998,502
Vodafone Group PLC, 4.125%, 05/30/25 (b)	500,000	514,997
		1,513,499
Wireless Telecommunication Services (0.0%)
Rogers Communications, Inc., 4.100%, 10/01/23 (b)	250,000	253,864

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Consumer Cyclical (0.6%)
Food & Staples Retailing (0.2%)
Kroger Co., 4.450%, 02/01/47	$1,000,000	$1,062,116
Home Furnishings (0.1%)
Harman International Industries, Inc., 4.150%, 05/15/25	1,000,000	1,029,765
Retail (0.3%)
AutoZone, Inc., 3.250%, 04/15/25	1,000,000	1,000,919
Target Corp., 3.500%, 07/01/24 (d)	750,000	766,842
		1,767,761
Consumer Staples (0.4%)
Consumer Products — Miscellaneous (0.1%)
SC Johnson & Son, Inc., 3.350%, 09/30/24 (c)	750,000	747,750
Household Products (0.1%)
Kimberly-Clark Corp., 3.900%, 05/04/47	1,000,000	1,044,592
Personal Care (0.2%)
Estee Lauder Cos., Inc., 4.150%, 03/15/47	1,000,000	1,078,881
Consumer, Non-cyclical (1.7%)
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/38	1,000,000	1,048,462
Commercial Service — Finance (0.1%)
Moody's Corp., 4.875%, 02/15/24	250,000	258,018
Diagnostic Equipment (0.3%)
Abbott Laboratories
3.875%, 09/15/25	750,000	776,402
4.750%, 11/30/36	1,000,000	1,162,159
4.750%, 04/15/43	250,000	290,046
		2,228,607
Drugstore Chains (0.0%)
CVS Pass-Through Trust, 6.943%, 01/10/30	133,771	147,404
Food (0.3%)
Mars, Inc., 3.950%, 04/01/49 (c)	1,000,000	1,041,962
Tyson Foods, Inc., 5.150%, 08/15/44	1,000,000	1,134,521
		2,176,483
Food Products (0.1%)
General Mills, Inc., 3.000%, 02/01/51	1,002,000	864,350
Pharmaceuticals (0.7%)
AbbVie, Inc.
3.600%, 05/14/25	1,000,000	1,015,254
3.800%, 03/15/25	670,000	683,675
Bristol-Myers Squibb Co.
3.250%, 11/01/23	500,000	506,690
3.875%, 08/15/25	1,000,000	1,033,430
Novartis Capital Corp., 3.400%, 05/06/24 (d)	500,000	509,277
Takeda Pharmaceutical Co. Ltd., 5.000%, 11/26/28 (b)	1,000,000	1,084,175
		4,832,501
Energy (2.5%)
Oil & Gas (1.2%)
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/27	1,000,000	995,476
BP Capital Markets America, Inc., 4.234%, 11/06/28	1,000,000	1,047,843
Chevron Corp., 3.191%, 06/24/23	250,000	252,495
Chevron USA, Inc., 3.900%, 11/15/24	1,000,000	1,029,953
Coterra Energy, Inc., 3.900%, 05/15/27 (c)	1,000,000	1,006,250
EOG Resources, Inc., 2.625%, 03/15/23	250,000	250,623
Marathon Petroleum Corp., 3.625%, 09/15/24	750,000	755,625
Phillips 66, 4.650%, 11/15/34	1,000,000	1,062,778
TotalEnergies Capital International SA, 3.750%, 04/10/24 (b)	750,000	764,581
Valero Energy Corp., 4.350%, 06/01/28	1,000,000	1,033,410
		8,199,034
Pipelines (1.3%)
Columbia Pipeline Group, Inc., 4.500%, 06/01/25	1,000,000	1,032,566

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Energy Transfer LP
4.250%, 04/01/24	$1,000,000	$1,017,500
4.900%, 03/15/35	1,000,000	1,005,000
Enterprise Products Operating LLC, 5.750%, 03/01/35	250,000	277,030
Florida Gas Transmission Co. LLC, 4.350%, 07/15/25 (c)	1,000,000	1,030,161
Kinder Morgan, Inc., 5.300%, 12/01/34	750,000	820,751
Magellan Midstream Partners LP, 4.200%, 10/03/47	1,000,000	963,230
Plains All American Pipeline LP/PAA Finance Corp., 3.850%, 10/15/23	250,000	252,312
Southern Natural Gas Co. LLC, 4.800%, 03/15/47 (c)	1,500,000	1,569,147
Williams Cos., Inc.
3.750%, 06/15/27	500,000	505,634
4.300%, 03/04/24	500,000	508,944
		8,982,275
Financial (6.2%)
Banks (2.2%)
Associated Banc-Corp., 4.250%, 01/15/25	750,000	764,077
Bank of America Corp.
3.950%, 04/21/25	1,000,000	1,019,313
4.183%, 11/25/27	1,000,000	1,030,580
4.244%, 04/24/38 (3-Month USD LIBOR + 1.814%) (e)	1,000,000	1,034,238
Capital One Financial Corp., 4.250%, 04/30/25	1,500,000	1,542,342
Citigroup, Inc.
3.300%, 04/27/25	750,000	756,134
3.980%, 03/20/30 (3-Month USD LIBOR + 1.338%) (e)	1,000,000	1,014,646
Discover Bank, 4.250%, 03/13/26	500,000	514,642
Fifth Third Bank NA, 3.950%, 07/28/25	1,000,000	1,029,279
Goldman Sachs Group, Inc., 3.850%, 01/26/27	1,000,000	1,012,186
JPMorgan Chase & Co., 3.125%, 01/23/25	1,000,000	1,005,167
KeyBank NA, 3.180%, 10/15/27	1,000,000	996,941
PNC Bank NA
2.450%, 07/28/22	1,000,000	1,002,854
3.800%, 07/25/23	250,000	253,770
4.050%, 07/26/28	1,000,000	1,027,002
Synchrony Bank, 3.000%, 06/15/22	1,000,000	1,001,826
Truist Bank, 2.750%, 05/01/23	250,000	251,395
		15,256,392
Capital Markets (0.3%)
Bank of New York Mellon Corp., 3.442%, 02/07/28 (3-Month USD LIBOR + 1.069%) (e)	1,000,000	1,013,247
Morgan Stanley Domestic Holdings, Inc., 2.950%, 08/24/22	1,000,000	1,004,571
		2,017,818
Diversified Financial Services (0.9%)
American Express Co., 3.300%, 05/03/27 (c)	1,000,000	1,008,416
CME Group, Inc., 3.000%, 03/15/25	1,000,000	1,007,282
Discover Financial Services, 3.750%, 03/04/25	1,000,000	1,010,916
Eaton Vance Corp., 3.500%, 04/06/27	1,000,000	1,007,510
Pine Street Trust I, 4.572%, 02/15/29 (c)	1,500,000	1,560,828
TD Ameritrade Holding Corp., 2.950%, 04/01/22	700,000	699,969
		6,294,921
Insurance (1.2%)
American Financial Group, Inc., 4.500%, 06/15/47	1,000,000	1,041,405
Assured Guaranty U.S. Holdings, Inc., 5.000%, 07/01/24	330,000	342,619
First American Financial Corp., 4.600%, 11/15/24	750,000	769,403
Hanover Insurance Group, Inc., 4.500%, 04/15/26	1,000,000	1,035,109
Liberty Mutual Group, Inc., 4.250%, 06/15/23 (c)	750,000	763,108
Manulife Financial Corp., 4.150%, 03/04/26 (b)	750,000	766,855
Marsh & McLennan Cos., Inc., 4.350%, 01/30/47	1,000,000	1,066,703
Metropolitan Life Global Funding I, 3.875%, 04/11/22 (c)	250,000	250,147
Old Republic International Corp., 4.875%, 10/01/24	750,000	774,016
Pacific Life Insurance Co., 4.300%, 10/24/67 (3-Month USD LIBOR + 2.796%) (c) (e)	1,000,000	943,750
StanCorp Financial Group, Inc., 5.000%, 08/15/22	750,000	757,774
		8,510,889
Property / Casualty Insurance (0.2%)
Arch Capital Finance LLC, 4.011%, 12/15/26 (d)	1,000,000	1,024,305
Real Estate Investment Trust — Diversified (0.1%)
Kite Realty Group Trust, 4.000%, 03/15/25 (d)	1,000,000	1,006,454

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Real Estate Investment Trust — Health Care (0.7%)
Healthcare Realty Trust, Inc., 3.875%, 05/01/25	$1,000,000	$1,010,999
Healthcare Trust of America Holdings LP, 3.750%, 07/01/27	1,000,000	1,011,695
Physicians Realty LP, 4.300%, 03/15/27	1,000,000	1,027,419
Welltower, Inc., 4.125%, 03/15/29	1,500,000	1,549,798
		4,599,911
Real Estate Investment Trust — Office Property (0.1%)
Alexandria Real Estate Equities, Inc., 4.500%, 07/30/29	500,000	530,983

Real Estate Investment Trust — Shopping Centers (0.0%)
Retail Opportunity Investments Partnership LP, 5.000%, 12/15/23	250,000	254,766

Real Estate Investment Trust — Single Tenant (0.1%)
Office Properties Income Trust, 4.500%, 02/01/25	750,000	748,883

Specialized REITs (0.4%)
American Tower Corp., 3.375%, 10/15/26	1,000,000	991,359
Essex Portfolio LP, 3.500%, 04/01/25	1,000,000	1,003,778
Goodman U.S. Finance Four LLC, 4.500%, 10/15/37 (c)	500,000	515,713
		2,510,850
Health Care (0.9%)
Health Care Providers & Services (0.5%)
Aetna, Inc., 3.875%, 08/15/47	1,000,000	972,159
Anthem, Inc., 4.375%, 12/01/47	1,000,000	1,073,001
Laboratory Corp. of America Holdings, 4.000%, 11/01/23	250,000	252,952
UnitedHealth Group, Inc.
2.750%, 02/15/23 (d)	250,000	251,288
3.750%, 07/15/25 (d)	1,000,000	1,030,586
		3,579,986
Pharmaceuticals (0.4%)
Cardinal Health, Inc., 3.750%, 09/15/25	1,000,000	1,014,982
Mead Johnson Nutrition Co., 5.900%, 11/01/39	1,000,000	1,256,990
Mylan, Inc., 4.200%, 11/29/23	500,000	508,191
		2,780,163
Industrials (2.8%)
Aerospace & Defense (0.7%)
General Dynamics Corp., 3.500%, 05/15/25	1,000,000	1,019,120
L3Harris Technologies, Inc., 3.832%, 04/27/25	1,000,000	1,015,510
Raytheon Technologies Corp.
3.700%, 12/15/23	500,000	508,745
4.050%, 05/04/47	1,000,000	1,033,827
4.125%, 11/16/28	1,500,000	1,568,499
		5,145,701
Air Freight & Logistics (0.2%)
FedEx Corp., 4.400%, 01/15/47	1,000,000	1,029,584

Building Products (0.2%)
CRH America Finance, Inc., 4.400%, 05/09/47 (c)	1,000,000	1,058,460

Containers & Packaging (0.2%)
Amcor Finance USA, Inc., 4.500%, 05/15/28	1,000,000	1,070,767

Electrical Equipment (0.2%)
Flex Ltd., 4.750%, 06/15/25 (b)	1,000,000	1,032,375

Environmental Control (0.1%)
Republic Services, Inc., 3.950%, 05/15/28	1,000,000	1,025,256

Industrial Conglomerates (0.1%)
3M Co., 3.625%, 10/15/47	1,000,000	998,682

Machinery (0.3%)
Caterpillar Financial Services Corp.
2.850%, 05/17/24	1,000,000	1,006,221
3.750%, 11/24/23 (d)	750,000	766,628
		1,772,849
Miscellaneous Manufacturing (0.3%)
Carlisle Cos., Inc., 3.750%, 12/01/27	1,000,000	1,016,878
Textron, Inc.

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

3.875%, 03/01/25	$750,000	$761,687
4.300%, 03/01/24	500,000	509,356
		2,287,921
Road & Rail (0.0%)
Kansas City Southern, 4.300%, 05/15/43	250,000	253,510

Transportation (0.2%)
Burlington Northern Santa Fe LLC, 3.750%, 04/01/24	350,000	356,911
Penske Truck Leasing Co. L.P./PTL Finance Corp., 3.900%, 02/01/24 (c)	1,000,000	1,013,566
		1,370,477
Trucking & Leasing (0.3%)
GATX Corp.
3.250%, 03/30/25	1,000,000	996,798
4.550%, 11/07/28	1,000,000	1,052,727
		2,049,525
Information Technology (0.8%)
Communications Equipment (0.1%)
QUALCOMM, Inc., 4.650%, 05/20/35	1,000,000	1,116,082

Computers (0.2%)
Apple, Inc., 4.375%, 05/13/45 (d)	1,000,000	1,127,692

Interactive Media & Services (0.1%)
eBay, Inc., 3.450%, 08/01/24	750,000	760,337

IT Services (0.1%)
Global Payments, Inc., 4.800%, 04/01/26	750,000	787,121

Software (0.3%)
Fiserv, Inc., 3.850%, 06/01/25	1,000,000	1,016,955
Oracle Corp., 3.800%, 11/15/37	1,000,000	901,357
		1,918,312
Materials (0.5%)
Chemicals (0.3%)
Mosaic Co., 5.450%, 11/15/33	200,000	229,765
Sherwin-Williams Co., 3.950%, 01/15/26	1,000,000	1,031,820
Yara International ASA, 4.750%, 06/01/28 (b) (c)	1,000,000	1,032,523
		2,294,108
Construction Materials (0.2%)
Vulcan Materials Co., 4.500%, 06/15/47	1,000,000	1,052,252

Transportation (0.3%)
Airlines (0.2%)
American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/29	715,790	653,159
British Airways 2013-1 Class A Pass Through Trust, 4.625%, 12/20/25 (c)	469,204	471,550
United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/27	157,008	156,941
		1,281,650
Transport — Rail (0.1%)
Norfolk Southern Corp., 3.850%, 01/15/24	500,000	508,254
Union Pacific Corp., 3.750%, 03/15/24	500,000	508,625
		1,016,879
Utilities (1.9%)
Electric Utilities (0.9%)
Ameren Illinois Co., 3.700%, 12/01/47	1,000,000	990,883
Arizona Public Service Co., 4.350%, 11/15/45	1,000,000	1,004,530
Duke Energy Progress LLC, 3.600%, 09/15/47	1,000,000	985,847
Entergy Louisiana LLC, 3.300%, 12/01/22	250,000	251,592
Northern States Power Co., 3.750%, 12/01/47	1,000,000	965,755
Oglethorpe Power Corp., 4.250%, 04/01/46	800,000	748,457
Oklahoma Gas & Electric Co., 4.150%, 04/01/47	1,000,000	1,023,549
		5,970,613
Electric — Integrated (0.1%)
Berkshire Hathaway Energy Co., 3.750%, 11/15/23	250,000	254,422

Gas Utilities (0.7%)
National Fuel Gas Co.

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

4.750%, 09/01/28	$1,000,000	$1,005,852
5.200%, 07/15/25	1,000,000	1,036,304
ONEOK, Inc.
4.000%, 07/13/27	500,000	503,819
4.350%, 03/15/29	1,500,000	1,527,502
Washington Gas Light Co., 3.796%, 09/15/46	1,000,000	982,957
		5,056,434
Multi-Utilities (0.0%)
Eastern Energy Gas Holdings LLC, 3.550%, 11/01/23	250,000	252,516

Water Utilities (0.2%)
American Water Capital Corp., 3.750%, 09/01/47	1,000,000	976,136
Aquarion Co., 4.000%, 08/15/24 (c)	500,000	506,356
		1,482,492
Total corporate obligations (cost: $136,542,133)		138,562,423
Total long-term debt securities (cost: $168,203,774)		169,102,903

	Shares
Mutual Funds (54.4%)
Investment Companies (54.4%)
iShares Core S&P 500 ETF	105,440	47,837,073
iShares iBoxx $ Investment Grade Corporate Bond ETF	230,335	27,856,715
SFT Index 500 Fund (f)	14,224,618	273,864,436
SPDR S&P 500 ETF Trust (d)	36,170	16,335,819
Vanguard S&P 500 ETF	20,175	8,376,055
Total mutual funds (cost: $198,787,901)		374,270,098
Short-Term Securities (19.2%)
Investment Companies (19.2%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.246%	131,681,174	131,681,174
Total short-term securities (cost: $131,681,174)		131,681,174
Total investments excluding purchased options (98.2%) (cost: $498,672,849)		675,054,175
Total purchased options outstanding (0.1%) (cost: $416,869)		352,500
Total investments in securities (cost: $499,089,718) (g)		675,406,675
Cash and other assets in excess of liabilities (1.7%)		11,337,211
Total net assets (100.0%)		$686,743,886

Investments in Securities Legend

(a)	Securities are valued by procedures described in the notes to investments in securities.
(b)	Foreign security: The Fund held 0.9% of net assets in foreign securities at March 31, 2022.
(c)	Security sold within terms of a private placement memorandum exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program.
(d)	Fully or partially pledged as initial margin deposits on open futures contracts.
(e)	Variable rate security.
(f)	Affiliated security.
(g)	At March 31, 2022, the cost of investments for federal income tax purposes was $493,165,107. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$183,572,752
Gross unrealized depreciation	(7,217,035)
Net unrealized appreciation	$176,355,717

Holdings of Open Futures Contracts
On March 31, 2022, securities with an aggregate market value of $21,227,603 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	June 2022	414	Short	$(87,929,390)	$(93,786,525)	$(5,857,135)

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2022:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$4,655	May 2022	75	$7,500	$352,500

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund

Investments in Securities – continued

Call Options Written:

The Fund had the following call options written open at March 31, 2022:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$4,900	May 2022	75	$7,500	$(28,716)

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities

March 31, 2022

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (98.2%)
Government Obligations (31.0%)
Other Government Obligations (1.5%)
Provincial or Local Government Obligations (1.5%)
Douglas County Public Utility District No. 1, 5.450%, 09/01/40	$1,185,000	$1,403,372
Municipal Electric Authority of Georgia, 6.655%, 04/01/57	1,163,000	1,611,243
Ohio Water Development Authority, 4.817%, 12/01/30	250,000	275,832
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,150,000	1,284,918
4.926%, 10/01/51	2,055,000	2,471,528
Texas A&M University, 4.000%, 05/15/31	325,000	336,762
		7,383,655
U.S. Government Agencies and Obligations (29.5%)
Federal Home Loan Mortgage Corporation (2.1%)
0.891%, 01/25/23 (1-Month USD LIBOR + 0.650%) (b)	15,710	15,602
1.407%, 10/25/29 (1-Month USD LIBOR + 0.950%) (b)	417,570	402,080
2.500%, 03/01/28	201,453	199,893
2.500%, 04/01/28	75,496	74,877
3.000%, 08/01/42	299,497	300,298
3.000%, 12/01/42	120,846	121,169
3.000%, 01/01/43	165,569	166,993
3.000%, 02/01/43	419,949	419,281
3.000%, 04/01/43	580,984	582,499
3.000%, 10/25/46	51,341	49,670
3.500%, 10/01/25	66,304	67,092
3.500%, 05/01/32	97,307	98,457
3.500%, 03/01/42	426,752	432,774
3.500%, 08/01/42	362,702	368,977
3.500%, 05/25/45	211,910	199,731
3.757%, 10/25/27 (1-Month USD LIBOR + 3.300%) (b)	263,746	267,871
4.000%, 09/01/40	354,793	373,449
4.000%, 11/01/40	727,831	766,240
4.000%, 02/01/41	151,620	158,960
4.000%, 03/01/41	175,832	187,807
4.500%, 04/01/23	3,963	3,913
4.500%, 09/01/40	47,168	50,228
4.500%, 01/01/41	263,928	282,218
4.500%, 02/01/41	136,231	144,205
4.500%, 03/01/41	326,847	346,056
4.500%, 04/01/41	273,647	299,209
5.000%, 03/01/23	1,705	1,685
5.000%, 05/01/29	14,967	15,701
5.000%, 04/01/35	40,788	44,002
5.000%, 08/01/35	28,268	30,480
5.000%, 11/01/35	52,069	56,403
5.000%, 11/01/39	291,485	316,125
5.000%, 04/01/40	86,447	95,148
5.000%, 08/01/40	59,236	64,234
5.007%, 10/25/24 (1-Month USD LIBOR + 4.550%) (b)	33,801	34,657
5.257%, 05/25/28 (1-Month USD LIBOR + 4.800%) (b)	789,658	807,862
5.500%, 11/01/23	25,714	25,843
5.500%, 05/01/34	393,214	442,036
5.500%, 10/01/34	118,136	132,525
5.500%, 07/01/35	147,777	165,183
5.500%, 10/01/35	161,301	183,238
5.500%, 12/01/38	72,632	80,567
6.000%, 11/01/33	164,984	190,641
6.007%, 07/25/28 (1-Month USD LIBOR + 5.550%) (b)	1,408,068	1,499,232
6.250%, 12/15/23	7,941	8,124
6.500%, 09/01/32	19,698	22,552
6.500%, 11/01/32	17,938	20,199
6.500%, 06/01/36	106,466	123,854
7.000%, 12/01/37	36,669	41,495
		10,781,335

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Federal National Mortgage Association (3.5%)
2.500%, 03/01/27	$117,348	$116,620
2.500%, 11/01/27	190,467	188,497
2.500%, 03/01/28	137,637	136,465
2.500%, 07/01/28	189,399	187,403
3.000%, 06/01/22	1,290	1,291
3.000%, 09/01/22	2,709	2,722
3.000%, 11/01/27	82,582	83,628
3.000%, 06/01/28	72,909	73,668
3.000%, 09/01/42	83,288	83,189
3.000%, 01/01/46	91,209	91,315
3.500%, 11/01/25	82,952	84,947
3.500%, 01/01/26	90,589	92,761
3.500%, 12/01/32	92,691	94,364
3.500%, 11/01/40	282,059	286,256
3.500%, 01/01/41	311,942	319,405
3.500%, 02/01/41	390,139	398,171
3.500%, 04/01/41	190,685	193,584
3.500%, 11/01/41	1,091,696	1,108,333
3.500%, 12/01/41	223,143	228,414
3.500%, 05/01/42	117,177	118,965
3.500%, 01/01/43	269,921	276,576
3.500%, 02/01/43	319,116	325,138
3.500%, 05/01/43	1,055,783	1,085,303
4.000%, 12/01/40	42,618	44,224
4.000%, 04/01/41	670,778	708,061
4.000%, 09/01/41	196,445	205,923
4.000%, 11/01/41	104,969	109,378
4.000%, 06/01/42	295,037	311,251
4.000%, 09/01/43	181,237	187,420
4.107%, 09/25/29 (1-Month USD LIBOR + 3.650%) (b)	172,003	176,801
4.500%, 04/01/25	10,851	11,137
4.500%, 05/25/34	537,000	576,332
4.500%, 05/01/35	97,273	109,251
4.500%, 07/01/35	259,763	275,733
4.500%, 09/01/37	92,257	97,902
4.500%, 06/01/39	93,050	99,710
4.500%, 04/01/41	813,335	862,764
4.500%, 07/01/41	541,102	572,938
4.500%, 07/01/47	233,505	251,337
4.757%, 02/25/25 (1-Month USD LIBOR + 4.300%) (b)	464,351	471,922
4.857%, 01/25/24 (1-Month USD LIBOR + 4.400%) (b)	35,978	37,198
4.907%, 01/25/29 (1-Month USD LIBOR + 4.450%) (b)	1,101,982	1,143,903
5.000%, 06/25/23	10,783	10,903
5.000%, 07/01/23	8,770	8,712
5.000%, 11/01/33	104,767	112,494
5.000%, 03/01/34	87,765	94,703
5.000%, 05/01/34	18,067	19,458
5.000%, 12/01/34	108,496	116,483
5.000%, 07/01/35	97,461	106,831
5.000%, 08/01/35	39,098	42,177
5.000%, 03/01/38	47,306	52,499
5.000%, 04/01/38	75,815	85,071
5.000%, 06/01/39	67,024	72,847
5.000%, 12/01/39	250,611	272,180
5.000%, 06/01/40	32,103	34,974
5.000%, 04/01/41	261,485	284,750
5.500%, 08/01/23	5,475	5,511
5.500%, 02/01/24	10,298	11,214
5.500%, 04/01/33	389,710	442,720
5.500%, 05/01/33	5,393	5,933
5.500%, 12/01/33	39,605	44,952
5.500%, 01/01/34	75,929	83,546
5.500%, 02/01/34	82,020	93,703
5.500%, 03/01/34	133,676	148,909
5.500%, 04/01/34	75,642	84,403
5.500%, 05/01/34	2,345	2,541
5.500%, 09/01/34	92,432	105,755
5.500%, 10/01/34	29,383	33,296
5.500%, 01/01/35	55,296	62,376

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

5.500%, 02/01/35	$148,377	$165,729
5.500%, 04/01/35	126,437	137,533
5.500%, 06/01/35	7,247	8,024
5.500%, 08/01/35	80,603	88,706
5.500%, 10/01/35	174,589	197,933
5.500%, 11/01/35	36,954	41,499
5.500%, 09/01/36	70,502	78,999
5.500%, 12/01/39	43,473	48,500
6.000%, 08/01/23	7,924	8,074
6.000%, 09/01/32	8,032	9,253
6.000%, 10/01/32	277,821	320,284
6.000%, 11/01/32	299,960	345,675
6.000%, 03/01/33	197,893	226,370
6.000%, 12/01/33	76,557	89,018
6.000%, 08/01/34	18,974	21,564
6.000%, 09/01/34	13,803	16,232
6.000%, 11/01/34	11,079	12,503
6.000%, 12/01/34	63,188	72,099
6.000%, 11/01/36	7,784	9,079
6.000%, 01/01/37	85,672	100,081
6.000%, 08/01/37	45,678	52,838
6.000%, 10/01/38	79,769	90,707
6.500%, 11/01/23	6,387	6,561
6.500%, 12/01/31	32,627	37,146
6.500%, 02/01/32	127,891	146,768
6.500%, 04/01/32	84,333	95,082
6.500%, 05/01/32	21,745	24,963
6.500%, 07/01/32	145,519	164,238
6.500%, 08/01/32	68,900	79,077
6.500%, 09/01/32	43,848	49,698
6.500%, 10/01/32	57,651	64,523
6.500%, 09/01/34	3,003	3,396
6.500%, 11/01/34	3,079	3,441
6.500%, 03/01/35	46,191	51,023
6.500%, 09/01/37	59,841	67,027
6.500%, 11/01/37	34,787	39,895
7.000%, 07/01/31	36,598	42,022
7.000%, 09/01/31	105,803	119,665
7.000%, 11/01/31	99,077	111,968
7.000%, 02/01/32	44,298	50,129
7.000%, 03/01/32	9,787	11,225
7.000%, 07/01/32	44,521	50,149
7.000%, 10/01/37	14,464	15,451
7.500%, 04/01/31	38,898	41,711
7.500%, 05/01/31	17,369	19,355
		17,704,354
Government National Mortgage Association (1.4%)
0.000%, 06/17/45 (b) (c) (d)	121,583	14
1.000%, 12/20/42	43,464	40,459
3.000%, 03/15/45	490,666	485,848
3.000%, 04/15/45	892,901	886,351
3.000%, 05/15/45	52,066	51,514
3.250%, 04/20/33	99,595	99,501
3.250%, 03/20/35	789,335	802,896
3.250%, 11/20/35	441,381	449,076
3.250%, 01/20/36	708,869	721,147
3.500%, 11/15/40	60,598	61,974
3.500%, 04/20/46	318,367	320,815
3.750%, 03/20/46	600,812	622,130
4.000%, 07/20/31	242,352	249,294
4.000%, 04/20/39	182,390	187,721
4.000%, 12/20/40	449,918	470,717
4.000%, 01/15/41	22,138	23,492
4.000%, 02/15/41	186,681	196,443
4.000%, 10/15/41	114,109	119,665
4.000%, 12/20/44	53,763	56,229
4.500%, 06/15/40	130,666	143,357
5.000%, 05/15/33	34,581	38,728
5.000%, 12/15/39	51,501	58,239
5.000%, 01/15/40	431,427	486,691

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

5.000%, 07/15/40	$93,848	$104,275
5.500%, 07/15/38	119,763	131,697
5.500%, 10/15/38	178,127	194,948
8.500%, 10/15/22	938	900
		7,004,121
U.S. Treasury (22.5%)
U.S. Treasury Bond
1.375%, 11/15/40	7,150,000	5,857,414
1.750%, 08/15/41	14,928,000	12,957,037
1.875%, 02/15/41	6,570,000	5,857,566
1.875%, 11/15/51	4,685,000	4,108,891
2.000%, 11/15/41	2,250,000	2,039,063
2.000%, 08/15/51	7,975,000	7,193,699
2.250%, 05/15/41	750,000	709,219
2.375%, 02/15/42	3,750,000	3,621,094
2.375%, 05/15/51	359,000	352,157
5.375%, 02/15/31 (e)	5,115,000	6,355,387
U.S. Treasury Note
0.125%, 01/15/24	10,500,000	10,109,531
0.250%, 05/31/25	3,000,000	2,795,625
0.375%, 04/15/24	1,725,000	1,658,156
0.500%, 02/28/26	3,750,000	3,471,094
0.500%, 05/31/27	2,020,000	1,830,309
0.625%, 10/15/24	5,203,000	4,971,304
0.625%, 12/31/27	8,000,000	7,220,000
0.750%, 11/15/24	2,500,000	2,391,797
0.875%, 09/30/26	5,305,000	4,943,597
1.125%, 01/15/25	769,000	741,364
1.125%, 02/29/28	8,328,000	7,732,027
1.250%, 12/31/26	2,450,000	2,317,930
1.250%, 05/31/28	1,485,000	1,384,066
1.250%, 06/30/28	1,215,000	1,131,469
1.375%, 11/15/31	940,000	862,744
1.500%, 02/29/24	6,500,000	6,410,625
1.500%, 01/31/27	2,300,000	2,201,172
1.500%, 11/30/28	1,250,000	1,178,711
1.750%, 03/15/25	250,000	245,000
2.250%, 02/15/27 (e)	150,000	148,617
2.750%, 02/15/28	200,000	203,313
		112,999,978
Vendee Mortgage Trust (0.0%)
Vendee Mortgage Trust, 7.793%, 02/15/25	7,276	7,278
Total government obligations (cost: $160,826,566)		155,880,721
Asset-Backed Securities (12.9%)
AMSR 2021-SFR2 Trust, 2.278%, 08/17/38 (f)	1,150,000	1,078,838
AMSR 2021-SFR4 Trust, 2.417%, 12/17/38 (f)	4,950,000	4,665,078
Bear Stearns Asset Backed Securities Trust, 1.432%, 02/25/34 (1-Month USD LIBOR + 0.975%) (b)	361,951	379,016
CarMax Auto Owner Trust, 2.800%, 04/15/26	1,400,000	1,395,799
Chase Funding Trust
1.017%, 02/25/33 (1-Month USD LIBOR + 0.560%) (b)	137,766	138,456
1.097%, 08/25/32 (1-Month USD LIBOR + 0.640%) (b)	94,443	97,291
Commonbond Student Loan Trust
2.550%, 05/25/41 (f)	138,727	138,882
5.280%, 05/25/41 (f)	21,352	20,515
Commonbond Student Loan Trust 2018-A-GS
0.957%, 02/25/44 (1-Month USD LIBOR + 0.500%) (b) (f)	293,129	291,982
3.210%, 02/25/44 (f)	747,748	752,214
Commonbond Student Loan Trust 2019-A-GS, 2.540%, 01/25/47 (f)	1,549,707	1,536,878
Commonbond Student Loan Trust 2021-A-GS, 1.200%, 03/25/52 (f)	636,725	618,828
Drive Auto Receivables Trust, 3.990%, 01/15/25	104,486	104,579
Exeter Automobile Receivables Trust 2020-3, 1.730%, 07/15/26	1,850,000	1,810,304
FirstKey Homes Trust
1.788%, 08/17/38 (f)	2,075,000	1,877,356
2.058%, 09/17/38 (f)	1,950,000	1,810,517
Home Partners of America 2021-1 Trust, 1.698%, 09/17/41 (f)	3,540,820	3,250,825
Home Partners of America 2021-3 Trust, 2.649%, 01/17/41 (f)	3,966,387	3,650,980
Invitation Homes 2018-SFR1 Trust, 1.691%, 03/17/37 (1-Month USD LIBOR + 1.250%) (b) (f)	3,499,498	3,509,717
Invitation Homes 2018-SFR2 Trust, 1.677%, 06/17/37 (1-Month USD LIBOR + 1.280%) (b) (f)	1,499,764	1,496,450

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Invitation Homes 2018-SFR3 Trust, 1.441%, 07/17/37 (1-Month USD LIBOR + 1.000%) (b) (f)	$483,809	$483,494
Invitation Homes 2018-SFR4 Trust, 1.841%, 01/17/38 (1-Month USD LIBOR + 1.400%) (b) (f)	5,049,767	5,038,506
Morgan Stanley Dean Witter Capital I, Inc., 1.017%, 08/25/32 (1-Month USD LIBOR + 0.560%) (b)	178,343	181,426
Navient Private Education Refi Loan Trust
0.940%, 07/15/69 (f)	1,932,311	1,814,705
1.310%, 01/15/69 (f)	1,099,909	1,067,629
2.230%, 07/15/70 (f)	1,750,000	1,697,209
Navient Private Education Refi Loan Trust 2021-C, 1.060%, 10/15/69 (f)	960,358	914,192
Navient Private Education Refi Loan Trust 2021-F, 1.110%, 02/18/70 (f)	1,710,059	1,594,318
Progress Residential 2019-SFR2 Trust, 3.446%, 05/17/36 (f)	2,500,000	2,436,575
Progress Residential Trust, 2.341%, 08/17/40 (f)	1,525,000	1,337,762
Santander Bank NA - SBCLN, 1.833%, 12/15/31 (f)	1,442,711	1,422,572
Santander Consumer Auto Receivables Trust 2021-A, 1.570%, 01/15/27 (f)	1,500,000	1,419,861
Santander Drive Auto Receivables Trust, 1.120%, 01/15/26	2,225,000	2,211,030
Saxon Asset Securities Trust, 0.997%, 03/25/35 (1-Month USD LIBOR + 0.540%) (b)	241,163	241,764
SoFi Professional Loan Program 2021-B Trust, 1.140%, 02/15/47 (f)	2,382,934	2,218,746
SoFi Professional Loan Program LLC
2.650%, 09/25/40 (f)	361,075	358,244
2.840%, 01/25/41 (f)	459,260	456,637
2.950%, 02/25/42 (f)	437,852	437,289
Towd Point Mortgage Trust
3.000%, 06/25/58 (b) (f)	2,141,155	2,190,971
3.750%, 04/25/55 (b) (f)	2,505,000	2,519,087
3.930%, 11/25/57 (b) (f)	3,154,000	3,197,654
Tricon American Homes Trust, 1.832%, 11/17/39 (f)	975,000	886,197
Tricon Residential 2021-SFR1 Trust, 2.244%, 07/17/38 (f)	2,300,000	2,156,388
Total asset-backed securities (cost: $67,501,291)		64,906,761
Other Mortgage-Backed Securities (14.7%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (9.6%)
Agate Bay Mortgage Trust, 3.703%, 01/25/45 (b) (f)	106,653	107,102
Bear Stearns Mortgage Securities, Inc., 8.000%, 11/25/29	27,109	25,875
Bellemeade Re Ltd., 2.307%, 10/25/28 (1-Month USD LIBOR + 1.850%) (b) (f) (g)	2,073,741	2,066,888
Citigroup Mortgage Loan 2018-RP1 Trust, 2.500%, 05/25/51 (b) (f)	2,088,634	2,004,998
Citigroup Mortgage Loan Trust 2021-INV1, 2.500%, 05/25/51 (b) (f)	3,556,346	3,413,938
Citigroup Mortgage Loan Trust, Inc., 3.000%, 09/25/64 (b) (f)	193,237	192,810
CSMC Trust
3.350%, 08/25/43 (b) (f)	1,268,674	1,273,723
3.500%, 06/25/47 (b) (f)	1,134,461	1,152,685
Eagle RE Ltd., 1.907%, 01/25/30 (1-Month LIBOR + 1.450%) (b) (f)	4,725,000	4,625,108
FARM 21-1 Mortgage Trust, 2.180%, 01/25/51 (b) (d) (f)	1,664,237	1,552,747
Flagstar Mortgage Trust
2.500%, 07/25/51 (b) (f)	2,349,336	2,243,852
2.500%, 08/25/51 (b) (f)	2,448,669	2,343,010
GS Mortgage-Backed Securities Trust, 2.453%, 07/25/44 (b) (f)	2,110,021	2,094,876
JP Morgan Mortgage Trust
2.270%, 11/25/33 (b)	46,782	48,309
2.500%, 08/25/51 (b) (f)	2,400,000	2,062,402
2.500%, 04/25/52 (b) (f)	4,317,520	4,147,471
3.285%, 10/25/46 (b) (f)	243,016	241,544
3.419%, 06/25/29 (b) (f)	90,429	87,982
3.662%, 05/25/47 (b) (f)	2,938,471	2,977,248
JP Morgan Trust 2015-6, 3.532%, 10/25/45 (b) (f)	1,375,000	1,348,468
MRFC Mortgage Pass-Through Trust Series 1998-2, 6.750%, 06/25/28	3,619	3,663
PMT Loan Trust, 2.500%, 07/25/51 (b) (f)	4,414,444	4,237,683
Prudential Home Mortgage Securities Co., Inc., 7.480%, 09/28/24 (b) (f)	86	84
Radnor RE Ltd., 2.407%, 02/25/29 (1-Month USD LIBOR + 1.950%) (b) (f) (g)	726,645	727,612
Seasoned Credit Risk Transfer Trust
4.000%, 08/25/56 (b) (f)	1,200,000	1,207,178
4.000%, 07/25/56 (b)	2,442,261	2,414,263
Sequoia Mortgage Trust
3.152%, 11/25/30 (b) (f)	286,064	287,676
3.493%, 06/25/43 (b)	571,695	573,140
3.612%, 02/25/47 (b) (f)	1,077,484	1,076,612
3.722%, 07/25/45 (b) (f)	248,424	251,218
3.916%, 01/25/45 (b) (f)	156,308	158,332
Shellpoint Co-Originator Trust, 3.619%, 04/25/47 (b) (f)	1,444,258	1,438,506
Structured Asset Mortgage Investments, Inc., 6.750%, 05/02/30 (b)	9,371	240
WinWater Mortgage Loan Trust 2015-4, 3.683%, 06/20/45 (b) (f)	1,678,915	1,672,071
		48,059,314

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Commercial Mortgage-Backed Securities (5.1%)
BAMLL Commercial Mortgage Securities Trust 2014-520M, 4.185%, 08/15/46 (b) (f)	$1,350,000	$1,387,719
BB-UBS Trust, 4.026%, 11/05/36 (b) (f)	1,000,000	977,555
CFCRE Commercial Mortgage Trust, 3.839%, 12/10/54	500,000	506,955
Citigroup Commercial Mortgage Trust 2018-TBR, 1.227%, 12/15/36 (1-Month USD LIBOR + 0.830%) (b) (f)	4,000,000	3,945,360
CSMC OA LLC, 3.304%, 09/15/37 (f)	357,244	352,858
Hometown Commercial Mortgage, 6.057%, 06/11/39 (f)	28,292	8,438
Irvine Core Office Trust, 2.068%, 05/15/48 (f)	63,095	63,122
JPMCC Commercial Mortgage Securities Trust, 3.723%, 03/15/50	1,000,000	1,014,190
Morgan Stanley Bank of America Merrill Lynch Trust, 3.720%, 12/15/49	225,000	227,716
Morgan Stanley Capital I Trust, 3.451%, 08/05/34 (f)	700,000	696,451
ONE 2021-PARK Mortgage Trust, 1.097%, 03/15/36 (1-Month USD LIBOR + 0.700%) (b) (f)	3,050,000	2,956,121
One Market Plaza Trust, 3.614%, 02/10/32 (f)	2,500,000	2,458,975
UBS Commercial Mortgage Trust
3.580%, 12/15/50	3,500,000	3,515,925
3.724%, 06/15/50	2,750,000	2,754,510
4.061%, 12/15/50 (b)	1,505,000	1,515,625
Wells Fargo Commercial Mortgage Trust
3.184%, 04/15/50	1,544,000	1,528,838
3.637%, 06/15/48	1,905,000	1,911,477
		25,821,835
Total other mortgage-backed securities (cost: $76,428,230)		73,881,149

Corporate Obligations (39.6%)
Communications (1.4%)
Media (0.3%)
Comcast Corp., 3.300%, 04/01/27	1,740,000	1,762,256

Telecommunication (1.1%)
AT&T, Inc.
2.300%, 06/01/27	650,000	619,987
3.550%, 09/15/55	4,012,000	3,515,535
3.650%, 06/01/51	650,000	590,496
Crown Castle Towers LLC, 4.241%, 07/15/48 (f)	625,000	640,985
		5,367,003
Consumer Cyclical (1.4%)
Auto Components (0.4%)
Aptiv PLC/Aptiv Corp., 2.396%, 02/18/25 (g)	1,975,000	1,925,046
Auto/Truck Parts & Equipment — Original (1.0%)
General Motors Financial Co., Inc., 1.002%, 03/08/24 (SOFRRATE + 0.760%) (b)	1,775,000	1,762,629
Hyundai Capital America
2.850%, 11/01/22 (f)	3,000,000	3,010,398
3.250%, 09/20/22 (f)	625,000	629,951
		5,402,978
Consumer, Non-cyclical (2.4%)
Agricultural Operations (0.5%)
Bunge Ltd. Finance Corp.
1.630%, 08/17/25	1,000,000	946,328
2.750%, 05/14/31	2,000,000	1,835,958
		2,782,286
Biotechnology (0.3%)
Bio-Rad Laboratories, Inc., 3.300%, 03/15/27	1,400,000	1,380,217

Commercial Services (0.4%)
Block Financial LLC
2.500%, 07/15/28	1,005,000	921,034
3.875%, 08/15/30	1,025,000	1,002,597
		1,923,631
Drugstore Chains (0.9%)
CVS Pass-Through Trust
5.298%, 01/11/27 (f)	694,122	720,054
6.036%, 12/10/28	1,643,340	1,759,839
6.943%, 01/10/30	1,736,342	1,913,297
		4,393,190

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Pharmaceuticals (0.3%)
Johnson & Johnson, 2.250%, 09/01/50	$1,750,000	$1,428,322

Energy (4.8%)
Oil & Gas (1.7%)
Chevron USA, Inc., 3.900%, 11/15/24	2,035,000	2,095,954
DT Midstream, Inc.
4.125%, 06/15/29 (f)	1,357,000	1,302,720
4.375%, 06/15/31 (f)	685,000	654,175
Equinor ASA, 3.000%, 04/06/27 (g)	2,800,000	2,783,990
NGPL PipeCo LLC, 3.250%, 07/15/31 (f)	1,965,000	1,833,587
		8,670,426
Oil, Gas & Consumable Fuels (0.6%)
HollyFrontier Corp., 2.625%, 10/01/23	1,700,000	1,683,039
Marathon Petroleum Corp., 5.850%, 12/15/45	1,505,000	1,661,144
		3,344,183
Pipelines (2.5%)
Boardwalk Pipelines LP, 4.950%, 12/15/24	1,000,000	1,017,702
El Paso Natural Gas Co. LLC, 8.375%, 06/15/32	675,000	862,975
Energy Transfer LP, 6.850%, 02/15/40	2,150,000	2,526,250
Enterprise Products Operating LLC, 3.301%, 06/01/67 (3-Month USD LIBOR + 2.778%) (b)	2,180,000	1,853,892
Gray Oak Pipeline LLC, 3.450%, 10/15/27 (f)	1,525,000	1,473,441
Midwest Connector Capital Co. LLC, 3.625%, 04/01/22 (f)	2,300,000	2,299,772
Tennessee Gas Pipeline Co. LLC, 8.375%, 06/15/32	1,850,000	2,417,806
		12,451,838
Financial (12.7%)
Banks (6.4%)
Athene Global Funding, 3.000%, 07/01/22 (f)	1,275,000	1,278,967
Bank of America Corp., 3.974%, 02/07/30 (3-Month USD LIBOR + 1.210%) (b)	4,040,000	4,096,568
Discover Bank, 3.450%, 07/27/26	1,900,000	1,893,677
Goldman Sachs Group, Inc., 2.383%, 07/21/32 (SOFRRATE + 1.248%) (b)	3,785,000	3,361,788
JPMorgan Chase & Co., 3.540%, 05/01/28 (3-Month USD LIBOR + 1.380%) (b)	1,500,000	1,504,356
Morgan Stanley
0.529%, 01/25/24 (SOFRRATE + 0.455%) (b)	3,700,000	3,641,196
3.125%, 07/27/26	800,000	793,438
PNC Bank NA, 3.875%, 04/10/25	4,500,000	4,585,765
Synovus Financial Corp., 3.125%, 11/01/22	2,580,000	2,588,395
Truist Financial Corp., 5.050%, 12/15/24 (3-Month USD LIBOR + 3.102%) (b)	1,770,000	1,719,112
U.S. Bancorp
3.000%, 07/30/29	765,000	747,744
5.300%, 04/15/27 (3-Month USD LIBOR + 2.914%) (b)	800,000	789,000
Wells Fargo & Co.
2.393%, 06/02/28 (SOFRRATE + 2.100%) (b)	4,125,000	3,898,108
3.000%, 10/23/26	1,100,000	1,086,476
		31,984,590
Diversified Financial Services (2.4%)
Charles Schwab Corp., 3.838%, 06/01/22 (3-Month USD LIBOR + 3.315%) (b)	2,200,000	2,172,500
DY7 Leasing LLC, 2.578%, 12/10/25	39,283	39,258
Helios Leasing I LLC, 1.825%, 05/16/25	43,969	43,483
Macquarie Group Ltd., 2.691%, 06/23/32 (SOFRRATE + 1.440%) (b) (f) (g)	4,575,000	4,027,359
Main Street Capital Corp., 3.000%, 07/14/26	2,025,000	1,887,343
Pine Street Trust I, 4.572%, 02/15/29 (f)	1,450,000	1,508,800
Sixth Street Specialty Lending, Inc., 3.875%, 11/01/24	1,305,000	1,303,502
USAA Capital Corp., 1.500%, 05/01/23 (f)	1,250,000	1,241,011
		12,223,256
Finance (2.2%)
Bank of New York Mellon Corp., 3.750%, 12/20/26 (5-Year CMT + 2.630%) (b)	1,800,000	1,649,250
Blackstone Secured Lending Fund, 2.125%, 02/15/27 (f)	2,125,000	1,886,737
Citigroup, Inc., 1.281%, 11/03/25 (SOFRRATE + 0.528%) (b)	2,625,000	2,495,136
Phillips Edison Grocery Center Operating Partnership I LP, 2.625%, 11/15/31	2,100,000	1,850,432
Seasoned Credit Risk Transfer Trust, 2.000%, 03/25/61	1,481,562	1,415,201
State Street Corp., 2.200%, 03/03/31	2,001,000	1,809,606
		11,106,362
Insurance (1.7%)
Equitable Financial Life Global Funding, 1.400%, 07/07/25 (f)	2,450,000	2,304,382
Security Benefit Global Funding, 1.250%, 05/17/24 (f)	2,250,000	2,157,070

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Teachers Insurance & Annuity Association of America, 4.270%, 05/15/47 (f)	$2,500,000	$2,655,380
Unum Group, 5.750%, 08/15/42	1,300,000	1,398,930
		8,515,762
Health Care (1.8%)
Health Care Providers & Services (1.6%)
New York & Presbyterian Hospital
2.256%, 08/01/40	3,175,000	2,537,511
2.606%, 08/01/60	650,000	502,058
NYU Langone Hospitals
3.380%, 07/01/55	2,354,000	2,110,738
4.428%, 07/01/42	1,570,000	1,703,167
Sinai Health System, 3.034%, 01/20/36	1,185,000	1,186,469
		8,039,943
Pharmaceuticals (0.2%)
Viatris, Inc., 3.850%, 06/22/40	1,000,000	862,942

Industrials (1.3%)
Transportation (1.3%)
CSX Corp.
4.250%, 11/01/66	1,085,000	1,124,740
4.750%, 11/15/48	625,000	716,141
Kansas City Southern, 3.125%, 06/01/26	1,500,000	1,493,027
Triton Container International Ltd.
2.050%, 04/15/26 (f) (g)	2,340,000	2,185,368
3.150%, 06/15/31 (f) (g)	1,285,000	1,175,143
		6,694,419
Technology (1.3%)
Computers (0.7%)
Dell International LLC/EMC Corp., 5.300%, 10/01/29	1,475,000	1,601,962
Leidos, Inc., 2.950%, 05/15/23	1,950,000	1,954,875
		3,556,837
Semiconductor Equipment (0.6%)
TSMC Arizona Corp.
1.750%, 10/25/26	1,550,000	1,455,075
2.500%, 10/25/31	1,675,000	1,547,527
		3,002,602
Transportation (2.8%)
Airlines (2.8%)
Air Canada 2017-1 Class A Pass Through Trust, 3.550%, 07/15/31 (f) (g)	1,785,240	1,651,226
American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/25	690,124	674,596
American Airlines 2017-1 Class B Pass Through Trust, 4.950%, 08/15/26	560,750	539,722
British Airways 2019-1 Class A Pass Through Trust, 3.350%, 12/15/30 (f)	1,185,053	1,131,726
British Airways 2020-1 Class A Pass Through Trust, 4.250%, 05/15/34 (f)	522,571	525,540
Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/25	1,040,259	1,044,046
Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/29	1,642,477	1,545,779
JetBlue 2020-1 Class A Pass Through Trust, 4.000%, 05/15/34	803,724	800,785
United Airlines 2014-1 Class B Pass Through Trust, 4.750%, 10/11/23	288,196	288,195
United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/24	1,099,071	1,099,071
United Airlines 2019-2 Class B Pass Through Trust, 3.500%, 11/01/29	1,265,913	1,128,036
United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/29	1,750,142	1,789,520
United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 07/15/27	1,987,200	1,947,456
		14,165,698
Utilities (9.7%)
Electric Companies (0.4%)
Indianapolis Power & Light Co., 4.700%, 09/01/45 (f)	1,900,000	2,013,580

Electric Utilities (6.9%)
AES Corp.
1.375%, 01/15/26	620,000	571,432
3.300%, 07/15/25 (f)	1,825,000	1,786,237
American Electric Power Co., Inc., 2.031%, 03/15/24	2,550,000	2,505,592
American Transmission System, Inc., 2.650%, 01/15/32 (f)	2,300,000	2,122,865
Cleco Corporate Holdings LLC, 3.743%, 05/01/26	1,125,000	1,137,413
Duke Energy Carolinas LLC
4.000%, 09/30/42	550,000	565,535
4.250%, 12/15/41	4,030,000	4,215,078

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Duke Energy Progress LLC, 4.150%, 12/01/44	$926,000	$953,495
Entergy Mississippi LLC, 3.250%, 12/01/27	1,100,000	1,084,856
Entergy Texas, Inc., 3.450%, 12/01/27	1,957,000	1,932,281
Eversource Energy, 3.800%, 12/01/23	2,400,000	2,433,403
FirstEnergy Transmission LLC, 5.450%, 07/15/44 (f)	2,000,000	2,190,000
IPALCO Enterprises, Inc., 3.700%, 09/01/24	1,175,000	1,177,938
MidAmerican Energy Co.
4.250%, 07/15/49	1,750,000	1,901,585
4.400%, 10/15/44	480,000	515,951
Pacific Gas & Electric Co.
1.750%, 06/16/22	1,525,000	1,524,128
3.250%, 02/16/24	3,075,000	3,062,386
PacifiCorp, 3.300%, 03/15/51	1,410,000	1,282,192
PG&E Energy Recovery Funding LLC, 1.460%, 07/15/33	1,700,000	1,570,720
PPL Capital Funding, Inc., 3.661%, 03/30/67 (3-Month USD LIBOR + 2.665%) (b)	2,147,000	1,883,992
		34,417,079
Electric — Integrated (0.9%)
Exelon Corp., 4.050%, 04/15/30	1,000,000	1,029,358
Florida Power & Light Co.
2.450%, 02/03/32	2,250,000	2,113,061
2.850%, 04/01/25	1,450,000	1,450,178
		4,592,597
Gas Utilities (1.5%)
East Ohio Gas Co., 1.300%, 06/15/25 (f)	1,380,000	1,300,658
Piedmont Natural Gas Co., Inc., 3.350%, 06/01/50	1,800,000	1,590,500
Southern Co. Gas Capital Corp.
3.875%, 11/15/25	2,605,000	2,651,017
4.400%, 05/30/47	775,000	780,072
6.000%, 10/01/34	1,090,000	1,304,451
		7,626,698
Total corporate obligations (cost: $208,195,321)		199,633,741
Total long-term debt securities (cost: $512,951,408)		494,302,372

	Shares
Short-Term Securities (1.3%)
Investment Companies (1.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.246%	6,659,131	6,659,131
Total short-term securities (cost: $6,659,131)		6,659,131
Total investments in securities (cost: $519,610,539) (h)		500,961,503
Cash and other assets in excess of liabilities (0.5%)		2,563,411
Total net assets (100.0%)		$503,524,914

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Investments in Securities Legend

(a)	Securities are valued by procedures described in the notes to investments in securities.
(b)	Variable rate security.
(c)	Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.
(d)	These securities are being fair-valued according to procedures approved by the Board of Trustees of Securian Funds Trust.
(e)	Fully or partially pledged as initial margin deposits on open futures contracts.
(f)	Security sold within terms of a private placement memorandum exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program.
(g)	Foreign security: The Fund held 3.3% of net assets in foreign securities at March 31, 2022.
(h)	At March 31, 2022, the cost of investments for federal income tax purposes was $519,247,965. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$5,264,460
Gross unrealized depreciation	(24,110,011)
Net unrealized depreciation	$(18,845,551)

Holdings of Open Futures Contracts

On March 31, 2022, securities with an aggregate market value of $1,341,578 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
5 Year U.S. Treasury Note	June 2022	126	Long	$14,803,336	$14,450,625	$(352,711)
10 Year U.S. Ultra	June 2022	117	Short	(16,309,330)	(15,849,844)	459,487
U.S. Long Bond	June 2022	231	Long	35,615,625	34,664,438	(951,188)
U.S. Ultra Bond	June 2022	55	Short	(10,027,198)	(9,741,875)	285,323
					$23,523,344	$(559,089)

See accompanying notes to investments in securities.

SFT Delaware IvySM Growth Fund

Investments in Securities

March 31, 2022

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.9%)
Communication Services (0.5%)
Interactive Media & Services (0.5%)
Pinterest, Inc. Class A (b)	134,121	$3,300,718

Consumer Discretionary (12.4%)
Automobiles (1.7%)
Ferrari NV (c)	50,073	10,920,420

Hotels, Restaurants & Leisure (1.3%)
Booking Holdings, Inc. (b)	3,408	8,003,518

Internet & Catalog Retail (7.1%)
Amazon.com, Inc. (b)	13,620	44,400,519

Specialty Retail (1.1%)
Home Depot, Inc.	22,210	6,648,119

Textiles, Apparel & Luxury Goods (1.2%)
LVMH Moet Hennessy Louis Vuitton SE ADR (c)	14,205	2,025,349
NIKE, Inc. Class B	42,597	5,731,852
		7,757,201
Consumer Staples (3.0%)
Beverages (2.8%)
Coca-Cola Co.	281,675	17,463,850

Personal Care (0.2%)
Estee Lauder Cos., Inc. Class A	4,987	1,358,060

Financial (4.2%)
Capital Markets (4.2%)
Intercontinental Exchange, Inc.	100,326	13,255,071
S&P Global, Inc.	32,187	13,202,464
		26,457,535
Health Care (10.6%)
Health Care Equipment & Supplies (4.4%)
Cooper Cos., Inc.	31,590	13,191,668
Danaher Corp.	21,804	6,395,767
Intuitive Surgical, Inc. (b)	26,452	7,980,040
		27,567,475
Health Care Providers & Services (3.7%)
UnitedHealth Group, Inc.	45,186	23,043,504

Health Care Technology (1.5%)
Cerner Corp.	100,977	9,447,408

Pharmaceuticals (1.0%)
Zoetis, Inc.	33,539	6,325,120

Industrials (10.2%)
Machinery (0.9%)
Stanley Black & Decker, Inc.	39,062	5,460,477

Professional Services (6.7%)
CoStar Group, Inc. (b)	306,823	20,437,480
TransUnion	145,887	15,075,962
Verisk Analytics, Inc.	29,974	6,433,320
		41,946,762
Road & Rail (2.6%)
JB Hunt Transport Services, Inc.	54,495	10,942,051
Union Pacific Corp.	19,741	5,393,439
		16,335,490
Information Technology (59.0%)
Communications Equipment (4.0%)
Motorola Solutions, Inc.	103,303	25,019,987

See accompanying notes to investments in securities.

SFT Delaware IvySM Growth Fund

Investments in Securities – continued

Computers & Peripherals (9.2%)
Apple, Inc.	329,791	$57,584,806

Interactive Media & Services (9.1%)
Alphabet, Inc. Class A (b)	13,727	38,179,591
Alphabet, Inc. Class C (b)	2,120	5,921,139
Meta Platforms, Inc. Class A (b)	56,796	12,629,159
		56,729,889
IT Services (11.8%)
Broadridge Financial Solutions, Inc.	69,311	10,792,416
PayPal Holdings, Inc. (b)	66,777	7,722,760
VeriSign, Inc. (b)	110,774	24,642,784
Visa, Inc. Class A	138,979	30,821,373
		73,979,333
Semiconductors & Semiconductor Equipment (4.0%)
NVIDIA Corp.	92,663	25,284,026

Software (20.9%)
Adobe, Inc. (b)	23,439	10,679,277
Autodesk, Inc. (b)	17,571	3,766,344
Electronic Arts, Inc.	131,539	16,640,999
Intuit, Inc.	25,043	12,041,676
Microsoft Corp.	252,088	77,721,251
Salesforce.com, Inc. (b)	47,053	9,990,293
		130,839,840
Total common stocks (cost: $355,061,734)		625,874,057
Short-Term Securities (0.2%)
Investment Companies (0.2%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.246%	1,545,322	1,545,322
Total short-term securities (cost: $1,545,322)		1,545,322
Total investments in securities (cost: $356,607,056) (d)		627,419,379
Liabilities in excess of cash and other assets (-0.1%)		(532,973)
Total net assets (100.0%)		$626,886,406

Investments in Securities Legend

(a)	Securities are valued by procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 2.1% of net assets in foreign securities at March 31, 2022.
(d)	At March 31, 2022, the cost of investments for federal income tax purposes was $357,426,686. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$280,062,278
Gross unrealized depreciation	(10,069,585)
Net unrealized appreciation	$269,992,693

See accompanying notes to investments in securities.

SFT Delaware IvySM Small Cap Growth Fund
Investments in Securities
March 31, 2022
(Unaudited)
(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.3%)
Communication Services (0.7%)
Media (0.7%)
Gray Television, Inc.	60,451	$1,334,154

Consumer Discretionary (17.8%)
Auto Components (2.4%)
Fox Factory Holding Corp. (b)	23,169	2,269,403
Visteon Corp. (b)	20,474	2,234,328
		4,503,731
Entertainment (1.4%)
Monarch Casino & Resort, Inc. (b)	30,757	2,682,933

Hotels, Restaurants & Leisure (8.3%)
Churchill Downs, Inc.	10,957	2,430,043
Marriott Vacations Worldwide Corp.	25,667	4,047,686
Red Rock Resorts, Inc. Class A	70,335	3,415,468
Sweetgreen, Inc. Class A (b)	10,242	327,642
Texas Roadhouse, Inc.	25,546	2,138,967
Wyndham Hotels & Resorts, Inc.	36,224	3,067,810
		15,427,616
Leisure Equipment & Products (1.2%)
Malibu Boats, Inc. Class A (b)	37,733	2,188,891

Media (2.4%)
Nexstar Media Group, Inc. Class A	24,091	4,540,672

Specialty Retail (1.3%)
Boot Barn Holdings, Inc. (b)	12,463	1,181,368
EVgo, Inc. (b)	93,695	1,204,918
		2,386,286
Textiles, Apparel & Luxury Goods (0.8%)
Deckers Outdoor Corp. (b)	5,400	1,478,358

Consumer, Non-cyclical (0.7%)
Beverages (0.7%)
Duckhorn Portfolio, Inc. (b)	68,968	1,254,528

Energy (3.0%)
Energy Equipment & Services (2.0%)
Cactus, Inc. Class A	52,835	2,997,858
Liberty Oilfield Services, Inc. Class A (b)	56,783	841,524
		3,839,382
Oil, Gas & Consumable Fuels (1.0%)
Northern Oil & Gas, Inc.	10,640	299,942
SM Energy Co.	39,313	1,531,241
		1,831,183
Financial (5.5%)
Capital Markets (0.6%)
Focus Financial Partners, Inc. Class A (b)	24,184	1,106,176

Commercial Banks (4.2%)
Pinnacle Financial Partners, Inc.	43,024	3,961,650
Seacoast Banking Corp. of Florida	46,562	1,630,601
Veritex Holdings, Inc.	57,359	2,189,393
		7,781,644
Insurance (0.7%)
Kinsale Capital Group, Inc.	6,022	1,373,137

Health Care (21.8%)
Biotechnology (4.9%)
CareDx, Inc. (b)	93,795	3,469,477
Insmed, Inc. (b)	36,307	853,214

See accompanying notes to investments in securities.

SFT Delaware IvySM Small Cap Growth Fund
Investments in Securities – continued

PTC Therapeutics, Inc. (b)	18,268	$681,579
Veracyte, Inc. (b)	31,483	867,986
Vericel Corp. (b)	85,657	3,273,811
		9,146,067
Health Care Equipment & Supplies (7.0%)
Axonics, Inc. (b)	49,722	3,112,597
CryoPort, Inc. (b)	95,998	3,351,290
Inmode Ltd. (c)	18,215	672,316
Lantheus Holdings, Inc.	35,483	1,962,565
Tandem Diabetes Care, Inc. (b)	34,684	4,033,402
		13,132,170
Health Care Providers & Services (5.8%)
AMN Healthcare Services, Inc. (b)	29,791	3,108,095
Castle Biosciences, Inc. (b)	36,323	1,629,450
Joint Corp. (b)	15,672	554,632
PetIQ, Inc. (b)	109,837	2,680,023
Progyny, Inc. (b)	55,448	2,850,027
		10,822,227
Health Care Technology (1.8%)
Omnicell, Inc. (b)	26,622	3,447,283

Pharmaceuticals (2.3%)
Harmony Biosciences Holdings, Inc.	22,856	1,111,944
Pacira BioSciences, Inc. (b)	41,293	3,151,482
		4,263,426
Industrials (15.2%)
Air Freight & Logistics (1.2%)
Air Transport Services Group, Inc. (b)	67,002	2,241,217

Commercial Services & Supplies (4.0%)
Brink's Co.	26,204	1,781,872
Casella Waste Systems, Inc.	24,348	2,134,102
Clean Harbors, Inc. (b)	31,421	3,507,841
		7,423,815
Construction & Engineering (1.7%)
Valmont Industries, Inc.	13,246	3,160,495

Electrical Equipment (1.4%)
EnerSys	25,201	1,879,238
Regal Rexnord Corp.	4,597	683,942
		2,563,180
Machinery (2.3%)
John Bean Technologies Corp.	16,194	1,918,503
Kornit Digital Ltd. (b) (c)	10,938	904,463
RBC Bearings, Inc. (b)	7,613	1,476,009
		4,298,975
Marine (1.1%)
Kirby Corp. (b)	27,641	1,995,404

Road & Rail (2.2%)
Knight-Swift Transportation Holdings, Inc.	82,396	4,157,702

Trading Companies & Distributors (1.3%)
Herc Holdings, Inc.	15,064	2,517,044

Information Technology (29.1%)
Communications Equipment (1.7%)
Viavi Solutions, Inc. (b)	195,543	3,144,331

IT Services (4.2%)
Shift4 Payments, Inc. Class A (b)	63,059	3,905,244
Switch, Inc. Class A	129,411	3,988,447
		7,893,691
Semiconductors & Semiconductor Equipment (5.2%)
Allegro MicroSystems, Inc. (b)	109,591	3,112,384
Monolithic Power Systems, Inc.	1,696	823,713
Onto Innovation, Inc.	15,577	1,353,486

See accompanying notes to investments in securities.

SFT Delaware IvySM Small Cap Growth Fund
Investments in Securities – continued

SiTime Corp. (b)	18,099	$4,485,294
		9,774,877
Software (18.0%)
Box, Inc. Class A (b)	29,262	850,354
BTRS Holdings, Inc. Class A (b)	164,773	1,232,502
CyberArk Software Ltd. (b) (c)	9,237	1,558,744
Domo, Inc. Class B (b)	59,062	2,986,765
Five9, Inc. (b)	21,988	2,427,475
ForgeRock, Inc. Class A (b)	20,158	441,863
Globant SA (b) (c)	19,450	5,097,262
Mimecast Ltd. (b) (c)	42,197	3,357,193
NCR Corp. (b)	64,781	2,603,548
Paycor HCM, Inc. (b)	88,645	2,580,456
Sailpoint Technologies Holdings, Inc. (b)	43,876	2,245,574
SimilarWeb Ltd. (b) (c)	22,543	291,932
Smartsheet, Inc. Class A (b)	46,918	2,570,168
Tenable Holdings, Inc.	29,857	1,725,436
Varonis Systems, Inc. (b)	78,186	3,716,963
		33,686,235
Leisure and Consumer Staples (2.7%)
Beverages (0.6%)
MGP Ingredients, Inc.	12,416	1,062,685

Food & Staples Retailing (1.9%)
BJ's Wholesale Club Holdings, Inc. (b)	53,806	3,637,824

Food Products (0.2%)
Sovos Brands, Inc. (b)	27,604	391,425

Materials (0.4%)
Metals & Mining (0.4%)
Allegheny Technologies, Inc.	6,949	186,511
MP Materials Corp.	10,814	620,075
		806,586
Real Estate (0.4%)
Hotels & Resort REITs (0.4%)
Ryman Hospitality Properties, Inc.	7,229	670,634
Total common stocks (cost: $148,095,377)		181,965,984

Short-Term Securities (2.8%)
Investment Companies (2.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.246%	5,274,649	5,274,649
Total short-term securities (cost: $5,274,649)		5,274,649
Total investments in securities (cost: $153,370,026) (d)		187,240,633
Liabilities in excess of cash and other assets (-0.1%)		(246,254)
Total net assets (100.0%)		$186,994,379

Investments in Securities Legend
(a)	Securities are valued by procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 6.4% of net assets in foreign securities at March 31, 2022.
(d)	At March 31, 2022, the cost of investments for federal income tax purposes was $154,085,955. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$40,777,035
Gross unrealized depreciation	(7,622,357)
Net unrealized appreciation	$33,154,678

See accompanying notes to investments in securities.

SFT Equity Stabilization Fund
Investments in Securities
March 31, 2022
(Unaudited)
(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Mutual Funds (89.2%)
Investment Companies (89.2%)
BlackRock Short Maturity Bond ETF	318,620	$15,793,993
iShares Core High Dividend ETF	591,822	63,259,854
iShares Edge MSCI Minimum Volatility EAFE ETF	1,161,303	83,776,398
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	358,085	21,853,928
iShares Edge MSCI Minimum Volatility USA ETF (b)	1,454,532	112,828,047
iShares MSCI Germany ETF	531,232	15,081,676
Total mutual funds (cost: $247,247,171)		312,593,896
Short-Term Securities (8.3%)
Investment Companies (8.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.246%	29,239,376	29,239,376
Total investments excluding purchased options (cost: $276,486,547)		341,833,272
Total purchased options outstanding (0.1%) (cost: $279,305)		287,430
Total investments in securities (cost: $276,765,852) (c)		342,120,702
Cash and other assets in excess of liabilities (2.4%)		8,454,615
Total net assets (100.0%)		$350,575,317

Investments in Securities Legend
(a)	Securities are valued by procedures described in the notes to investments in securities.
(b)	Fully or partially pledged as initial margin deposits on open futures contracts.
(c)	At March 31, 2022, the cost of investments for federal income tax purposes was $276,845,636. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$63,427,763
Gross unrealized depreciation	(213,247)
Net unrealized appreciation	$63,214,516

Holdings of Open Futures Contracts

On March 31, 2022, securities with an aggregate market value of $13,652,320 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	June 2022	142	Short	$(30,159,356)	$(32,168,325)	$(2,008,969)

Put Options Purchased:
The Fund had the following put options purchased open at March 31, 2022:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$4,450	May 2022	39	$3,900	$287,430

Put Options Written:
The Fund had the following put options written open at March 31, 2022:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$3,990	May 2022	39	$3,900	$(51,581)

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities

March 31, 2022

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (93.8%)
Communication Services (0.2%)
Diversified Telecommunication Services (0.2%)
Iridium Communications, Inc. (b)	11,862	$478,276
Consumer Discretionary (14.2%)
Auto Components (1.3%)
Adient PLC (b) (c)	8,503	346,667
Dana, Inc.	12,941	227,374
Fox Factory Holding Corp. (b)	3,724	364,766
Gentex Corp.	21,222	619,046
Goodyear Tire & Rubber Co. (b)	25,211	360,265
Lear Corp.	5,358	763,997
Visteon Corp. (b)	2,500	272,825
		2,954,940
Automobiles (0.4%)
Harley-Davidson, Inc.	13,807	543,996
Thor Industries, Inc.	4,965	390,745
		934,741
Diversified Consumer Services (0.9%)
Graham Holdings Co. Class B	358	218,906
Grand Canyon Education, Inc. (b)	3,589	348,528
H&R Block, Inc.	14,763	384,428
Service Corp. International	14,797	973,939
		1,925,801
Entertainment (0.1%)
World Wrestling Entertainment, Inc. Class A	3,848	240,269

Hotels, Restaurants & Leisure (2.7%)
Boyd Gaming Corp. (b)	7,312	480,983
Choice Hotels International, Inc.	2,943	417,200
Churchill Downs, Inc.	3,147	697,942
Cracker Barrel Old Country Store, Inc.	2,080	246,958
Marriott Vacations Worldwide Corp.	3,787	597,210
Papa John's International, Inc.	2,886	303,838
Scientific Games Corp. Class A (b)	8,642	507,717
Six Flags Entertainment Corp. (b)	6,869	298,802
Texas Roadhouse, Inc.	6,262	524,317
Travel & Leisure Co.	7,743	448,629
Wendy's Co.	15,837	347,939
Wingstop, Inc.	2,668	313,090
Wyndham Hotels & Resorts, Inc.	8,387	710,295
		5,894,920
Household Durables (1.4%)
Helen of Troy Ltd. (b) (c)	2,147	420,468
KB Home	7,690	249,002
Leggett & Platt, Inc.	11,967	416,452
Taylor Morrison Home Corp. (b)	11,026	300,128
Tempur Sealy International, Inc.	17,273	482,262
Toll Brothers, Inc.	10,082	474,056
TopBuild Corp. (b)	3,013	546,528
TRI Pointe Group, Inc. (b)	9,972	200,238
		3,089,134
Interactive Media & Services (0.1%)
TripAdvisor, Inc. (b)	8,815	239,063

Leisure Equipment & Products (1.1%)
Brunswick Corp.	6,950	562,186
Callaway Golf Co. (b)	10,515	246,261
Mattel, Inc. (b)	31,435	698,172
Polaris, Inc.	5,107	537,869
YETI Holdings, Inc. (b)	7,841	470,303
		2,514,791

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Media (0.9%)
Cable One, Inc.	448	$655,980
John Wiley & Sons, Inc. Class A	3,836	203,423
New York Times Co. Class A	14,992	687,233
TEGNA, Inc.	19,855	444,752
		1,991,388
Multiline Retail (0.9%)
Kohl's Corp.	12,486	754,903
Macy's, Inc.	26,852	654,115
Nordstrom, Inc. (b)	10,006	271,263
Ollie's Bargain Outlet Holdings, Inc. (b)	5,245	225,325
		1,905,606
Specialty Retail (2.9%)
American Eagle Outfitters, Inc.	13,687	229,942
AutoNation, Inc. (b)	3,581	356,596
Dick's Sporting Goods, Inc.	5,645	564,613
Five Below, Inc. (b)	5,022	795,334
Foot Locker, Inc.	7,835	232,386
GameStop Corp. Class A (b)	5,480	912,858
Gap, Inc.	19,065	268,435
Lithia Motors, Inc. Class A	2,790	837,335
Murphy USA, Inc.	2,032	406,319
RH (b)	1,599	521,418
Urban Outfitters, Inc. (b)	5,809	145,864
Victoria's Secret & Co. (b)	6,518	334,764
Williams-Sonoma, Inc.	6,537	947,865
		6,553,729
Textiles, Apparel & Luxury Goods (1.5%)
Capri Holdings Ltd. (b) (c)	13,245	680,661
Carter's, Inc.	3,786	348,274
Columbia Sportswear Co.	3,035	274,759
Crocs, Inc. (b)	5,271	402,704
Deckers Outdoor Corp. (b)	2,456	672,379
Hanesbrands, Inc.	31,333	466,548
Skechers U.S.A., Inc. Class A (b)	12,104	493,359
		3,338,684
Consumer Staples (2.0%)
Beverages (0.1%)
Boston Beer Co., Inc. Class A (b)	885	343,796

Food & Staples Retailing (0.6%)
Casey's General Stores, Inc.	3,384	670,607
Grocery Outlet Holding Corp. (b)	7,840	256,995
Sprouts Farmers Market, Inc. (b)	10,072	322,103
		1,249,705
Food Products (1.0%)
Flowers Foods, Inc.	17,751	456,378
Hain Celestial Group, Inc. (b)	8,119	279,294
Ingredion, Inc.	5,909	514,969
Lancaster Colony Corp.	1,797	268,022
Post Holdings, Inc. (b)	5,106	353,642
Sanderson Farms, Inc.	1,918	359,606
		2,231,911
Household Products (0.1%)
Energizer Holdings, Inc.	5,881	180,899

Personal Products (0.2%)
Coty, Inc. Class A (b)	30,857	277,404
Nu Skin Enterprises, Inc. Class A	4,396	210,481
		487,885
Energy (3.4%)
Energy Equipment & Services (0.5%)
ChampionX Corp. (b)	18,131	443,847
NOV, Inc.	35,232	690,899
		1,134,746

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Oil, Gas & Consumable Fuels (2.9%)
Antero Midstream Corp.	29,134	$316,686
CNX Resources Corp. (b)	18,168	376,441
DT Midstream, Inc. (b)	8,587	465,931
EQT Corp. (b)	26,943	927,109
Equitrans Midstream Corp.	36,478	307,874
HF Sinclair Corp.	13,413	534,508
Murphy Oil Corp.	13,028	526,201
PDC Energy, Inc.	8,740	635,223
Range Resources Corp.	22,331	678,416
Targa Resources Corp.	20,545	1,550,531
		6,318,920
Financial (13.3%)
Capital Markets (1.8%)
Affiliated Managers Group, Inc.	3,695	520,810
Evercore, Inc. Class A	3,456	384,722
Federated Hermes, Inc. Class B	8,649	294,585
Interactive Brokers Group, Inc. Class A	7,833	516,273
Janus Henderson Group PLC (c)	15,078	528,032
Jefferies Financial Group, Inc.	17,360	570,276
SEI Investments Co.	9,392	565,492
Stifel Financial Corp.	9,297	631,266
		4,011,456
Commercial Banks (6.3%)
Associated Banc-Corp.	13,341	303,641
Bank of Hawaii Corp.	3,589	301,189
Bank OZK	10,856	463,551
Cadence Bank	16,899	494,465
Cathay General Bancorp	6,709	300,228
Commerce Bancshares, Inc.	9,908	709,314
Cullen/Frost Bankers, Inc.	5,080	703,123
East West Bancorp, Inc.	12,723	1,005,371
First Financial Bankshares, Inc.	11,510	507,821
First Horizon Corp.	47,914	1,125,500
FNB Corp.	30,487	379,563
Fulton Financial Corp.	14,473	240,541
Glacier Bancorp, Inc.	9,733	489,375
Hancock Whitney Corp.	7,790	406,249
Home BancShares, Inc.	13,438	303,699
International Bancshares Corp.	4,776	201,595
Old National Bancorp	26,393	432,317
PacWest Bancorp	10,730	462,785
Pinnacle Financial Partners, Inc.	6,825	628,446
Prosperity Bancshares, Inc.	8,234	571,275
Synovus Financial Corp.	12,932	633,668
Texas Capital Bancshares, Inc. (b)	4,537	260,016
UMB Financial Corp.	3,859	374,940
Umpqua Holdings Corp.	19,437	366,582
United Bankshares, Inc.	12,187	425,083
Valley National Bancorp	37,814	492,338
Webster Financial Corp.	16,078	902,297
Wintrust Financial Corp.	5,115	475,337
		13,960,309
Consumer Finance (0.5%)
FirstCash Holdings, Inc.	3,524	247,878
Navient Corp.	13,818	235,459
PROG Holdings, Inc.	5,089	146,410
SLM Corp.	25,025	459,459
		1,089,206
Diversified Financial Services (0.3%)
Voya Financial, Inc.	9,690	642,932

Insurance (3.8%)
Alleghany Corp. (b)	1,280	1,084,160
American Financial Group, Inc.	5,928	863,235
Brighthouse Financial, Inc. (b)	6,949	358,985
CNO Financial Group, Inc.	10,803	271,047

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

First American Financial Corp.	9,857	$638,931
Hanover Insurance Group, Inc.	3,199	478,315
Kemper Corp.	5,371	303,676
Kinsale Capital Group, Inc.	1,920	437,798
Mercury General Corp.	2,380	130,900
Old Republic International Corp.	25,618	662,738
Primerica, Inc.	3,524	482,154
Reinsurance Group of America, Inc.	5,998	656,541
RenaissanceRe Holdings Ltd. (c)	3,947	625,639
RLI Corp.	3,541	391,741
Selective Insurance Group, Inc.	5,372	480,042
Unum Group	18,345	578,051
		8,443,953
Thrifts & Mortgage Finance (0.6%)
Essent Group Ltd. (c)	9,908	408,309
MGIC Investment Corp.	28,742	389,454
New York Community Bancorp, Inc.	41,724	447,281
Washington Federal, Inc.	5,852	192,063
		1,437,107
Health Care (8.3%)
Biotechnology (1.4%)
Arrowhead Pharmaceuticals, Inc. (b)	9,462	435,157
Exelixis, Inc. (b)	28,389	643,579
Halozyme Therapeutics, Inc. (b)	12,632	503,764
Neurocrine Biosciences, Inc. (b)	8,488	795,750
United Therapeutics Corp. (b)	4,012	719,793
		3,098,043
Health Care Equipment & Supplies (2.7%)
Envista Holdings Corp. (b)	14,479	705,272
Globus Medical, Inc. Class A (b)	7,015	517,567
Haemonetics Corp. (b)	4,570	288,915
ICU Medical, Inc. (b)	1,791	398,748
Integra LifeSciences Holdings Corp. (b)	6,510	418,333
LivaNova PLC (b) (c)	4,740	387,874
Masimo Corp. (b)	4,543	661,188
Neogen Corp. (b)	9,668	298,161
NuVasive, Inc. (b)	4,561	258,609
Penumbra, Inc. (b)	3,218	714,814
Quidel Corp. (b)	3,397	382,027
STAAR Surgical Co. (b)	4,250	339,618
Tandem Diabetes Care, Inc. (b)	5,652	657,271
		6,028,397
Health Care Providers & Services (2.4%)
Acadia Healthcare Co., Inc. (b)	8,059	528,106
Amedisys, Inc. (b)	2,894	498,607
Chemed Corp.	1,411	714,742
Encompass Health Corp.	8,923	634,515
HealthEquity, Inc. (b)	7,478	504,317
LHC Group, Inc. (b)	2,895	488,097
Option Care Health, Inc. (b)	12,427	354,915
Patterson Cos., Inc.	7,732	250,285
Progyny, Inc. (b)	6,173	317,292
R1 RCM, Inc. (b)	11,904	318,551
Tenet Healthcare Corp. (b)	9,600	825,216
		5,434,643
Life Sciences Tools & Services (1.2%)
Bruker Corp.	9,080	583,844
Medpace Holdings, Inc. (b)	2,546	416,500
Repligen Corp. (b)	4,585	862,392
Syneos Health, Inc. (b)	9,306	753,321
		2,616,057
Pharmaceuticals (0.6%)
Jazz Pharmaceuticals PLC (b) (c)	5,523	859,766
Perrigo Co. PLC (c)	12,003	461,275
		1,321,041

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Industrials (17.3%)
Aerospace & Defense (1.0%)
Axon Enterprise, Inc. (b)	6,144	$846,213
Curtiss-Wright Corp.	3,515	527,812
Hexcel Corp. (b)	7,527	447,631
Mercury Systems, Inc. (b)	5,008	322,766
		2,144,422
Air Freight & Logistics (0.3%)
GXO Logistics, Inc. (b)	8,840	630,646

Airlines (0.2%)
JetBlue Airways Corp. (b)	28,536	426,613

Building Products (2.2%)
Builders FirstSource, Inc. (b)	17,152	1,106,990
Carlisle Cos., Inc.	4,675	1,149,676
Lennox International, Inc.	3,060	789,052
Owens Corning	9,000	823,500
Simpson Manufacturing Co., Inc.	3,891	424,275
Trex Co., Inc. (b)	10,344	675,773
		4,969,266
Commercial Services & Supplies (1.4%)
Brink's Co.	4,365	296,820
Clean Harbors, Inc. (b)	4,488	501,040
IAA, Inc. (b)	12,099	462,787
MillerKnoll, Inc.	6,796	234,870
MSA Safety, Inc.	3,268	433,663
Stericycle, Inc. (b)	8,242	485,619
Tetra Tech, Inc.	4,849	799,794
		3,214,593
Construction & Engineering (1.4%)
AECOM (b)	12,682	974,105
Dycom Industries, Inc. (b)	2,667	254,058
EMCOR Group, Inc.	4,820	542,877
Fluor Corp. (b)	12,688	364,019
MasTec, Inc. (b)	5,280	459,888
Valmont Industries, Inc.	1,944	463,838
		3,058,785
Electrical Equipment (1.7%)
Acuity Brands, Inc.	3,182	602,353
EnerSys	3,707	276,431
Hubbell, Inc.	4,877	896,246
nVent Electric PLC (c)	15,095	525,004
Regal Rexnord Corp.	6,084	905,177
Sunrun, Inc. (b)	18,574	564,092
Vicor Corp. (b)	1,921	135,527
		3,904,830
Machinery (4.5%)
AGCO Corp.	5,544	809,590
Chart Industries, Inc.	3,200	549,664
Colfax Corp. (b)	12,197	485,319
Crane Co.	4,462	483,145
Donaldson Co., Inc.	11,084	575,592
Flowserve Corp.	11,688	419,599
Graco, Inc.	15,222	1,061,278
ITT, Inc.	7,621	573,175
Kennametal, Inc.	7,398	211,657
Lincoln Electric Holdings, Inc.	5,326	733,976
Middleby Corp. (b)	4,989	817,897
Oshkosh Corp.	5,976	601,484
Terex Corp.	6,263	223,339
Timken Co.	6,184	375,369
Toro Co.	9,401	803,691
Trinity Industries, Inc.	7,339	252,168
Watts Water Technologies, Inc. Class A	2,464	343,950
Woodward, Inc.	5,704	712,487
		10,033,380

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Marine (0.2%)
Kirby Corp. (b)	5,390	$389,104
Professional Services (1.6%)
ASGN, Inc. (b)	4,644	542,001
CACI International, Inc. Class A (b)	2,165	652,228
FTI Consulting, Inc. (b)	3,131	492,256
Insperity, Inc.	3,181	319,436
KBR, Inc.	12,525	685,493
ManpowerGroup, Inc.	4,863	456,733
Science Applications International Corp.	5,097	469,791
		3,617,938
Road & Rail (1.8%)
Avis Budget Group, Inc. (b)	3,590	945,247
Knight-Swift Transportation Holdings, Inc.	14,890	751,349
Landstar System, Inc.	3,427	516,894
Ryder System, Inc.	4,808	381,419
Saia, Inc. (b)	2,362	575,903
Werner Enterprises, Inc.	5,344	219,104
XPO Logistics, Inc. (b)	8,840	643,552
		4,033,468
Trading Companies & Distributors (1.0%)
GATX Corp.	3,199	394,533
MSC Industrial Direct Co., Inc. Class A	4,214	359,075
Univar Solutions, Inc. (b)	15,339	492,995
Watsco, Inc.	2,957	900,820
		2,147,423
Information Technology (13.8%)
Communications Equipment (0.9%)
Calix, Inc.	4,900	210,259
Ciena Corp. (b)	13,897	842,575
Lumentum Holdings, Inc. (b)	6,476	632,058
Viasat, Inc. (b)	6,675	325,740
		2,010,632
Computers & Peripherals (0.3%)
NCR Corp. (b)	11,784	473,599
Xerox Holdings Corp.	11,012	222,112
		695,711
Electronic Equipment, Instruments & Components (3.0%)
Arrow Electronics, Inc. (b)	6,107	724,473
Avnet, Inc.	8,823	358,126
Belden, Inc.	4,023	222,874
Cognex Corp.	15,863	1,223,830
Coherent, Inc. (b)	2,255	616,427
II-VI, Inc. (b)	9,506	689,090
Jabil, Inc.	12,874	794,712
Littelfuse, Inc.	2,250	561,173
National Instruments Corp.	11,833	480,302
TD SYNNEX Corp.	3,701	381,980
Vishay Intertechnology, Inc.	11,907	233,377
Vontier Corp.	15,169	385,141
		6,671,505
Interactive Media & Services (0.1%)
Yelp, Inc. (b)	6,101	208,105

IT Services (2.1%)
Alliance Data Systems Corp.	4,462	250,541
Concentrix Corp.	3,901	649,751
Euronet Worldwide, Inc.	4,730	615,609
Genpact Ltd. (c)	15,289	665,224
Kyndryl Holdings, Inc. (b)	16,088	211,075
LiveRamp Holdings, Inc. (b)	6,109	228,416
Maximus, Inc.	5,512	413,124
Sabre Corp. (b)	29,021	331,710
Western Union Co.	35,334	662,159

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

WEX, Inc. (b)	4,082	$728,433
		4,756,042
Semiconductors & Semiconductor Equipment (3.8%)
Amkor Technology, Inc.	8,995	195,371
Azenta, Inc.	6,663	552,229
Cirrus Logic, Inc. (b)	5,065	429,461
CMC Materials, Inc.	2,588	479,815
First Solar, Inc. (b)	8,867	742,523
Lattice Semiconductor Corp. (b)	12,231	745,479
MKS Instruments, Inc.	4,973	745,950
Power Integrations, Inc.	5,304	491,575
Semtech Corp. (b)	5,722	396,764
Silicon Laboratories, Inc. (b)	3,428	514,886
SiTime Corp. (b)	1,410	349,426
SunPower Corp. (b)	7,450	160,026
Synaptics, Inc. (b)	3,618	721,791
Universal Display Corp.	3,943	658,284
Wolfspeed, Inc. (b)	11,088	1,262,480
		8,446,060
Software (3.6%)
ACI Worldwide, Inc. (b)	10,548	332,156
Aspen Technology, Inc. (b)	5,990	990,566
Blackbaud, Inc. (b)	4,011	240,139
CDK Global, Inc.	10,398	506,175
CommVault Systems, Inc. (b)	3,913	259,628
Digital Turbine, Inc. (b)	7,842	343,558
Envestnet, Inc. (b)	4,889	363,937
Fair Isaac Corp. (b)	2,445	1,140,495
Manhattan Associates, Inc. (b)	5,686	788,705
Mimecast Ltd. (b) (c)	5,586	444,422
Paylocity Holding Corp. (b)	3,555	731,512
Qualys, Inc. (b)	2,977	423,955
Sailpoint Technologies Holdings, Inc. (b)	8,335	426,585
Teradata Corp. (b)	9,684	477,324
Ziff Davis, Inc. (b)	4,323	418,380
		7,887,537
Leisure and Consumer Staples (1.4%)
Food & Staples Retailing (0.7%)
BJ's Wholesale Club Holdings, Inc. (b)	12,198	824,707
Performance Food Group Co. (b)	13,889	707,089
		1,531,796
Food Products (0.6%)
Darling Ingredients, Inc. (b)	14,434	1,160,205
Pilgrim's Pride Corp. (b)	4,317	108,357
		1,268,562
Personal Products (0.1%)
BellRing Brands, Inc.	10,019	231,238

Materials (7.0%)
Chemicals (2.3%)
Ashland Global Holdings, Inc.	4,750	467,447
Avient Corp.	8,209	394,032
Cabot Corp.	5,065	346,497
Chemours Co.	14,358	451,990
Ingevity Corp. (b)	3,444	220,657
Minerals Technologies, Inc.	2,913	192,695
NewMarket Corp.	628	203,711
Olin Corp.	12,647	661,185
RPM International, Inc.	11,638	947,799
Scotts Miracle-Gro Co.	3,637	447,205
Sensient Technologies Corp.	3,780	317,331
Valvoline, Inc.	16,011	505,307
		5,155,856
Construction Materials (0.2%)
Eagle Materials, Inc.	3,543	454,779

 See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Containers & Packaging (0.8%)
AptarGroup, Inc.	5,915	$695,013
Greif, Inc. Class A	2,324	151,199
Silgan Holdings, Inc.	7,529	348,066
Sonoco Products Co.	8,822	551,904
		1,746,182
Metals & Mining (3.5%)
Alcoa Corp.	16,519	1,487,206
Cleveland-Cliffs, Inc. (b)	42,900	1,381,809
Commercial Metals Co.	10,900	453,658
Reliance Steel & Aluminum Co.	5,593	1,025,477
Royal Gold, Inc.	5,883	831,150
Steel Dynamics, Inc.	16,885	1,408,716
U.S. Steel Corp.	23,412	883,568
Worthington Industries, Inc.	2,869	147,495
		7,619,079
Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	7,881	489,568

Mutual Funds (0.1%)
Investment Companies (0.1%)
SPDR S&P MidCap 400 ETF Trust	300	147,135

Real Estate (9.4%)
Diversified REITs (0.4%)
PS Business Parks, Inc.	1,777	298,678
STORE Capital Corp.	21,929	640,985
		939,663
Health Care REITs (0.8%)
Healthcare Realty Trust, Inc.	13,238	363,780
Medical Properties Trust, Inc.	53,550	1,132,047
Physicians Realty Trust	19,766	346,696
		1,842,523
Hotels & Resort REITs (0.2%)
Park Hotels & Resorts, Inc. (b)	21,218	414,387

Industrial REITs (1.2%)
EastGroup Properties, Inc.	3,678	747,664
First Industrial Realty Trust, Inc.	11,690	723,728
Rexford Industrial Realty, Inc.	14,379	1,072,529
		2,543,921
Office REITs (1.6%)
Corporate Office Properties Trust	10,078	287,626
Cousins Properties, Inc.	13,341	537,509
Douglas Emmett, Inc.	15,745	526,198
Highwoods Properties, Inc.	9,411	430,459
Hudson Pacific Properties, Inc.	13,681	379,648
JBG SMITH Properties	10,243	299,300
Kilroy Realty Corp.	9,399	718,272
SL Green Realty Corp.	5,752	466,947
		3,645,959
Real Estate Management & Development (0.5%)
Jones Lang LaSalle, Inc. (b)	4,547	1,088,825

Residential REITs (1.3%)
American Campus Communities, Inc.	12,486	698,841
Apartment Income REIT Corp.	14,085	752,984
Camden Property Trust	9,154	1,521,395
		2,973,220
Retail REITs (1.2%)
Brixmor Property Group, Inc.	26,724	689,746
Kite Realty Group Trust	19,651	447,453
Macerich Co.	19,115	298,959
National Retail Properties, Inc.	15,759	708,210

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Spirit Realty Capital, Inc.	11,458	$527,297
		2,671,665
Specialized REITs (2.2%)
EPR Properties	6,712	367,213
Lamar Advertising Co. Class A	7,781	903,997
Life Storage, Inc.	7,346	1,031,599
National Storage Affiliates Trust	7,314	459,027
Omega Healthcare Investors, Inc.	21,442	668,133
Pebblebrook Hotel Trust	11,788	288,570
PotlatchDeltic Corp.	6,196	326,715
Rayonier, Inc.	13,043	536,328
Sabra Health Care REIT, Inc.	20,518	305,513
		4,887,095
Utilities (3.4%)
Electric Utilities (1.1%)
ALLETE, Inc.	4,626	309,849
Hawaiian Electric Industries, Inc.	9,808	414,976
IDACORP, Inc.	4,530	522,581
OGE Energy Corp.	17,961	732,450
PNM Resources, Inc.	7,701	367,107
		2,346,963
Gas Utilities (1.3%)
National Fuel Gas Co.	8,177	561,760
New Jersey Resources Corp.	8,548	392,011
ONE Gas, Inc.	4,793	422,934
Southwest Gas Holdings, Inc.	5,668	443,748
Spire, Inc.	4,593	329,594
UGI Corp.	18,825	681,841
		2,831,888
Multi-Utilities (0.5%)
Black Hills Corp.	5,648	435,009
MDU Resources Group, Inc.	18,154	483,804
NorthWestern Corp.	4,852	293,498
		1,212,311
Water Utilities (0.5%)
Essential Utilities, Inc.	20,637	1,055,170
Total common stocks (cost: $140,770,916)		208,436,193

	Principal
Long-Term Debt Securities (0.5%)
Government Obligation (0.5%)
U.S. Treasury (0.5%)
U.S. Treasury Note, 1.750%, 05/15/22 (d)	$1,000,000	1,001,563
Total long-term debt securities (cost: $1,002,041)		1,001,563

	Shares
Short-Term Securities (6.0%)
Investment Companies (6.0%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.246%	13,448,251	13,448,251
Total short-term securities (cost: $13,448,251)		13,448,251
Total investments in securities (cost: $155,221,208) (e)		222,886,007
Liabilities in excess of cash and other assets (-0.3%)		(562,689)
Total net assets (100.0%)		$222,323,318

Investments in Securities Legend

(a) Securities are valued by procedures described in the notes to investments in securities.

(b) Non-income producing security.

(c) Foreign security: The Fund held 2.9% of net assets in foreign securities at March 31, 2022.

(d) Fully or partially pledged as initial margin deposits on open futures contracts.

(e) At March 31, 2022, the cost of investments for federal income tax purposes was $155,830,786. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$74,316,312
Gross unrealized depreciation	(6,788,447)
Net unrealized appreciation	$67,527,865

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities – continued

Holdings of Open Futures Contracts

On March 31, 2022, securities with an aggregate market value of $1,001,563 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 400® E-Mini Index Future	June 2022	50	Long	$12,973,356	$13,446,000	$472,644

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities

March 31, 2022

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.6%)
Communication Services (1.4%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	212,131	$5,012,656
Lumen Technologies, Inc.	27,342	308,144
Verizon Communications, Inc.	124,706	6,352,524
		11,673,324
Interactive Media & Services (0.1%)
Match Group, Inc. (b)	8,330	905,804

Media (0.1%)
Fox Corp. Class A	9,381	370,081
Fox Corp. Class B	4,251	154,226
Paramount Global Class B	17,993	680,315
		1,204,622
Wireless Telecommunication Services (0.2%)
T-Mobile U.S., Inc. (b)	17,421	2,235,986

Consumer Discretionary (13.6%)
Auto Components (0.1%)
Aptiv PLC (b) (c)	8,034	961,750
BorgWarner, Inc.	7,088	275,723
		1,237,473
Automobiles (2.6%)
Ford Motor Co.	116,799	1,975,071
General Motors Co. (b)	43,136	1,886,769
Tesla, Inc. (b)	24,869	26,798,834
		30,660,674
Distributors (0.1%)
Genuine Parts Co.	4,210	530,544
LKQ Corp.	7,915	359,420
Pool Corp.	1,170	494,735
		1,384,699
Entertainment (0.6%)
Walt Disney Co. (b)	54,014	7,408,560

Hotels & Resort REITs (0.1%)
Hilton Worldwide Holdings, Inc. (b)	8,265	1,254,131

Hotels, Restaurants & Leisure (1.7%)
Booking Holdings, Inc. (b)	1,224	2,874,503
Caesars Entertainment, Inc. (b)	6,306	487,832
Carnival Corp. (b) (c)	23,957	484,410
Chipotle Mexican Grill, Inc. (b)	849	1,343,143
Darden Restaurants, Inc.	3,738	496,967
Domino's Pizza, Inc.	1,070	435,501
Las Vegas Sands Corp. (b)	10,211	396,902
Marriott International, Inc. Class A (b)	8,111	1,425,508
McDonald's Corp.	22,181	5,484,918
MGM Resorts International	11,189	469,267
Norwegian Cruise Line Holdings Ltd. (b) (c)	12,384	270,962
Penn National Gaming, Inc. (b)	4,890	207,434
Royal Caribbean Cruises Ltd. (b) (c)	6,627	555,210
Starbucks Corp.	34,171	3,108,536
Wynn Resorts Ltd. (b)	3,125	249,187
Yum! Brands, Inc.	8,574	1,016,276
		19,306,556
Household Durables (0.3%)
DR Horton, Inc.	9,579	713,731
Garmin Ltd. (c)	4,456	528,526
Lennar Corp. Class A	7,764	630,204
Mohawk Industries, Inc. (b)	1,613	200,335

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Newell Brands, Inc.	11,223	$240,285
NVR, Inc. (b)	109	486,933
PulteGroup, Inc.	7,386	309,473
Whirlpool Corp.	1,735	299,773
		3,409,260
Internet & Catalog Retail (4.2%)
Amazon.com, Inc. (b)	12,995	42,363,050
Etsy, Inc. (b)	3,721	462,447
Expedia Group, Inc. (b)	4,463	873,275
Netflix, Inc. (b)	13,246	4,961,819
		48,660,591
Leisure Equipment & Products (0.0%)
Hasbro, Inc.	3,835	314,163

Media (0.9%)
Charter Communications, Inc. Class A (b)	3,541	1,931,686
Comcast Corp. Class A	134,384	6,291,859
Discovery, Inc. Class A (b)	5,018	125,049
Discovery, Inc. Class C (b)	9,018	225,180
DISH Network Corp. Class A (b)	7,345	232,469
Interpublic Group of Cos., Inc.	11,691	414,446
Live Nation Entertainment, Inc. (b)	3,922	461,384
News Corp. Class A	11,519	255,146
News Corp. Class B	3,593	80,914
Omnicom Group, Inc.	6,156	522,521
		10,540,654
Multiline Retail (0.5%)
Dollar General Corp.	6,869	1,529,245
Dollar Tree, Inc. (b)	6,597	1,056,510
Target Corp.	14,233	3,020,527
		5,606,282
Specialty Retail (1.9%)
Advance Auto Parts, Inc.	1,798	372,114
AutoZone, Inc. (b)	626	1,279,907
Bath & Body Works, Inc.	7,655	365,909
Best Buy Co., Inc.	6,431	584,578
CarMax, Inc. (b)	4,756	458,859
Home Depot, Inc.	31,020	9,285,217
Lowe's Cos., Inc.	20,014	4,046,631
O'Reilly Automotive, Inc. (b)	2,041	1,398,004
Ross Stores, Inc.	10,455	945,759
TJX Cos., Inc.	35,435	2,146,652
Tractor Supply Co.	3,409	795,558
Ulta Beauty, Inc. (b)	1,578	628,391
		22,307,579
Textiles, Apparel & Luxury Goods (0.6%)
NIKE, Inc. Class B	37,861	5,094,576
PVH Corp.	1,992	152,607
Ralph Lauren Corp.	1,333	151,216
Tapestry, Inc.	7,842	291,330
Under Armour, Inc. Class A (b)	5,524	94,019
Under Armour, Inc. Class C (b)	6,304	98,090
VF Corp.	9,588	545,174
		6,427,012
Consumer Staples (6.3%)
Beverages (1.4%)
Brown-Forman Corp. Class B	5,418	363,114
Coca-Cola Co.	115,482	7,159,884
Constellation Brands, Inc. Class A	4,892	1,126,726
Molson Coors Beverage Co. Class B	5,514	294,337
Monster Beverage Corp. (b)	11,088	885,931
PepsiCo, Inc.	41,075	6,875,134
		16,705,126
Food & Staples Retailing (1.8%)
Costco Wholesale Corp.	13,231	7,619,071
CVS Health Corp.	38,989	3,946,077

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Kroger Co.	19,875	$1,140,229
Sysco Corp.	15,074	1,230,792
Walgreens Boots Alliance, Inc.	21,224	950,199
Walmart, Inc.	42,024	6,258,214
		21,144,582
Food Products (1.0%)
Archer-Daniels-Midland Co.	16,614	1,499,580
Campbell Soup Co.	5,989	266,930
Conagra Brands, Inc.	14,166	475,553
General Mills, Inc.	17,907	1,212,662
Hershey Co.	4,265	923,927
Hormel Foods Corp.	8,364	431,080
J M Smucker Co.	3,141	425,323
Kellogg Co.	7,547	486,706
Kraft Heinz Co.	21,086	830,577
Lamb Weston Holdings, Inc.	4,297	257,433
McCormick & Co., Inc.	7,391	737,622
Mondelez International, Inc. Class A	41,241	2,589,110
Tyson Foods, Inc. Class A	8,687	778,616
		10,915,119
Household Products (1.3%)
Church & Dwight Co., Inc.	7,173	712,853
Clorox Co.	3,620	503,289
Colgate-Palmolive Co.	24,953	1,892,186
Kimberly-Clark Corp.	10,002	1,231,846
Procter & Gamble Co.	71,207	10,880,429
		15,220,603
Personal Care (0.2%)
Estee Lauder Cos., Inc. Class A	6,931	1,887,450
Tobacco (0.6%)
Altria Group, Inc.	54,159	2,829,808
Philip Morris International, Inc.	46,039	4,324,903
		7,154,711
Energy (3.7%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	26,904	979,574
Halliburton Co.	26,656	1,009,463
Schlumberger NV (c)	41,670	1,721,388
		3,710,425
Oil, Gas & Consumable Fuels (3.4%)
APA Corp.	10,718	442,975
Chevron Corp.	57,240	9,320,389
ConocoPhillips	38,684	3,868,400
Coterra Energy, Inc.	24,130	650,786
Devon Energy Corp.	18,700	1,105,731
Diamondback Energy, Inc.	5,008	686,497
EOG Resources, Inc.	17,341	2,067,567
Exxon Mobil Corp.	125,763	10,386,766
Hess Corp.	8,131	870,342
Kinder Morgan, Inc.	57,928	1,095,419
Marathon Oil Corp.	23,085	579,664
Marathon Petroleum Corp.	17,199	1,470,515
Occidental Petroleum Corp.	26,347	1,494,929
Phillips 66	13,898	1,200,648
Pioneer Natural Resources Co.	6,710	1,677,701
Valero Energy Corp.	12,142	1,232,899
Williams Cos., Inc.	36,086	1,205,633
		39,356,861
Financial (10.8%)
Capital Markets (2.9%)
Ameriprise Financial, Inc.	3,314	995,393
Bank of New York Mellon Corp.	21,977	1,090,719
BlackRock, Inc.	4,311	3,294,337
Cboe Global Markets, Inc.	3,154	360,881
Charles Schwab Corp.	44,659	3,765,200

  See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

CME Group, Inc.	10,647	$2,532,495
Factset Research Systems, Inc.	1,121	486,682
Franklin Resources, Inc.	8,352	233,188
Goldman Sachs Group, Inc.	10,113	3,338,301
Intercontinental Exchange, Inc.	16,626	2,196,627
Invesco Ltd. (c)	10,041	231,545
MarketAxess Holdings, Inc.	1,169	397,694
Moody's Corp.	4,807	1,621,930
Morgan Stanley	42,111	3,680,501
MSCI, Inc.	2,447	1,230,547
Nasdaq, Inc.	3,475	619,245
Northern Trust Corp.	6,152	716,400
Raymond James Financial, Inc.	5,481	602,417
S&P Global, Inc.	10,493	4,304,019
State Street Corp.	10,859	946,036
T Rowe Price Group, Inc.	6,808	1,029,302
		33,673,459
Commercial Banks (3.7%)
Bank of America Corp.	211,165	8,704,221
Citigroup, Inc.	58,948	3,147,823
Citizens Financial Group, Inc.	12,655	573,651
Comerica, Inc.	3,819	345,352
Fifth Third Bancorp	20,262	872,076
First Republic Bank	5,255	851,836
Huntington Bancshares, Inc.	42,709	624,406
JPMorgan Chase & Co.	87,789	11,967,396
KeyCorp	27,592	617,509
M&T Bank Corp.	3,748	635,286
People's United Financial, Inc.	12,711	254,093
PNC Financial Services Group, Inc.	12,423	2,291,422
Regions Financial Corp.	27,983	622,902
Signature Bank	1,906	559,392
SVB Financial Group (b)	1,777	994,143
Truist Financial Corp.	39,653	2,248,325
U.S. Bancorp	40,084	2,130,465
Wells Fargo & Co.	115,432	5,593,835
Zions Bancorp NA	4,504	295,282
		43,329,415
Consumer Finance (0.5%)
American Express Co.	18,271	3,416,677
Capital One Financial Corp.	12,295	1,614,211
Discover Financial Services	8,555	942,675
Synchrony Financial	15,485	539,033
		6,512,596
Insurance (3.7%)
Aflac, Inc.	17,822	1,147,559
Allstate Corp.	8,335	1,154,481
American International Group, Inc.	24,626	1,545,774
Aon PLC Class A (c)	6,381	2,077,845
Arthur J Gallagher & Co.	6,145	1,072,917
Assurant, Inc.	1,655	300,929
Berkshire Hathaway, Inc. Class B (b)	54,403	19,199,363
Brown & Brown, Inc.	6,915	499,747
Chubb Ltd. (c)	12,827	2,743,695
Cincinnati Financial Corp.	4,406	599,040
Everest Re Group Ltd. (c)	1,152	347,190
Globe Life, Inc.	2,674	269,004
Hartford Financial Services Group, Inc.	9,948	714,366
Lincoln National Corp.	4,948	323,401
Loews Corp.	5,800	375,956
Marsh & McLennan Cos., Inc.	14,947	2,547,268
MetLife, Inc.	20,844	1,464,916
Principal Financial Group, Inc.	7,192	527,965
Progressive Corp.	17,280	1,969,747
Prudential Financial, Inc.	11,156	1,318,305
Travelers Cos., Inc.	7,165	1,309,260
Willis Towers Watson PLC (c)	3,609	852,518

 See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

WR Berkley Corp.	6,099	$406,132
		42,767,378
Health Care (13.0%)
Biotechnology (1.9%)
AbbVie, Inc.	52,517	8,513,531
Amgen, Inc.	16,766	4,054,354
Biogen, Inc. (b)	4,345	915,057
Gilead Sciences, Inc.	37,256	2,214,869
Incyte Corp. (b)	5,491	436,095
Moderna, Inc. (b)	10,431	1,796,844
Regeneron Pharmaceuticals, Inc. (b)	3,211	2,242,627
Vertex Pharmaceuticals, Inc. (b)	7,527	1,964,321
		22,137,698
Health Care Equipment & Supplies (3.4%)
Abbott Laboratories	52,529	6,217,332
ABIOMED, Inc. (b)	1,325	438,893
Align Technology, Inc. (b)	2,232	973,152
Baxter International, Inc.	14,848	1,151,314
Becton Dickinson & Co.	8,420	2,239,720
Boston Scientific Corp. (b)	42,331	1,874,840
Cooper Cos., Inc.	1,466	612,187
Danaher Corp.	18,872	5,535,724
Dentsply Sirona, Inc.	6,479	318,896
Dexcom, Inc. (b)	2,886	1,476,478
Edwards Lifesciences Corp. (b)	18,514	2,179,468
Hologic, Inc. (b)	7,408	569,083
IDEXX Laboratories, Inc. (b)	2,588	1,415,791
Intuitive Surgical, Inc. (b)	10,668	3,218,322
Medtronic PLC (c)	39,941	4,431,454
ResMed, Inc.	4,306	1,044,248
STERIS PLC (c)	2,975	719,266
Stryker Corp.	9,968	2,664,945
Teleflex, Inc.	1,354	480,440
West Pharmaceutical Services, Inc.	2,230	915,883
Zimmer Biomet Holdings, Inc.	6,138	785,050
		39,262,486
Health Care Providers & Services (2.6%)
AmerisourceBergen Corp.	4,412	682,580
Anthem, Inc.	7,218	3,545,626
Cardinal Health, Inc.	8,230	466,641
Centene Corp. (b)	17,317	1,457,918
Cigna Corp.	9,593	2,298,579
DaVita, Inc. (b)	1,798	203,372
HCA Healthcare, Inc.	7,132	1,787,422
Henry Schein, Inc. (b)	4,083	355,997
Humana, Inc.	3,830	1,666,701
Laboratory Corp. of America Holdings (b)	2,766	729,283
McKesson Corp.	4,442	1,359,829
Molina Healthcare, Inc. (b)	1,740	580,447
Quest Diagnostics, Inc.	3,467	474,494
UnitedHealth Group, Inc.	27,979	14,268,451
Universal Health Services, Inc. Class B	2,130	308,743
		30,186,083
Health Care Technology (0.1%)
Cerner Corp.	8,672	811,352

Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	8,891	1,176,546
Bio-Rad Laboratories, Inc. Class A (b)	692	389,755
Bio-Techne Corp.	1,170	506,657
Charles River Laboratories International, Inc. (b)	1,510	428,795
Illumina, Inc. (b)	4,655	1,626,457
IQVIA Holdings, Inc. (b)	5,633	1,302,406
Mettler-Toledo International, Inc. (b)	707	970,845
PerkinElmer, Inc.	3,758	655,621
Thermo Fisher Scientific, Inc.	11,686	6,902,336

 See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Waters Corp. (b)	1,844	$572,359
		14,531,777
Pharmaceuticals (3.8%)
Bristol-Myers Squibb Co.	64,750	4,728,693
Catalent, Inc. (b)	5,320	589,988
Eli Lilly & Co.	23,582	6,753,177
Johnson & Johnson	78,204	13,860,095
Merck & Co., Inc.	75,036	6,156,704
Organon & Co.	7,515	262,499
Pfizer, Inc.	166,736	8,631,923
Viatris, Inc.	35,918	390,788
Zoetis, Inc.	14,077	2,654,781
		44,028,648
Industrials (7.7%)
Aerospace & Defense (1.6%)
Boeing Co. (b)	16,265	3,114,748
General Dynamics Corp.	6,847	1,651,359
Howmet Aerospace, Inc.	11,265	404,864
Huntington Ingalls Industries, Inc.	1,189	237,134
L3Harris Technologies, Inc.	5,831	1,448,829
Lockheed Martin Corp.	7,200	3,178,080
Northrop Grumman Corp.	4,343	1,942,277
Raytheon Technologies Corp.	44,331	4,391,872
Teledyne Technologies, Inc. (b)	1,368	646,558
TransDigm Group, Inc. (b)	1,569	1,022,266
		18,037,987
Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	3,850	414,684
Expeditors International of Washington, Inc.	4,939	509,507
FedEx Corp.	7,205	1,667,165
United Parcel Service, Inc. Class B	21,631	4,638,984
		7,230,340
Airlines (0.2%)
Alaska Air Group, Inc. (b)	3,643	211,330
American Airlines Group, Inc. (b)	19,230	350,948
Delta Air Lines, Inc. (b)	19,006	752,067
Southwest Airlines Co. (b)	17,572	804,798
United Airlines Holdings, Inc. (b)	9,611	445,566
		2,564,709
Building Products (0.4%)
Allegion PLC (c)	2,638	289,600
AO Smith Corp.	3,850	245,977
Carrier Global Corp.	25,414	1,165,740
Fortune Brands Home & Security, Inc.	3,997	296,897
Johnson Controls International PLC (c)	20,872	1,368,577
Masco Corp.	7,118	363,018
Trane Technologies PLC (c)	6,932	1,058,516
		4,788,325
Commercial Services & Supplies (0.4%)
Cintas Corp.	2,590	1,101,760
Copart, Inc. (b)	6,290	789,206
Republic Services, Inc.	6,116	810,370
Rollins, Inc.	6,694	234,625
Waste Management, Inc.	11,406	1,807,851
		4,743,812
Construction & Engineering (0.1%)
Jacobs Engineering Group, Inc.	3,807	524,643
Quanta Services, Inc.	4,143	545,260
		1,069,903
Electrical Equipment (0.5%)
AMETEK, Inc.	6,830	909,619
Eaton Corp. PLC (c)	11,839	1,796,687
Emerson Electric Co.	17,645	1,730,092
Generac Holdings, Inc. (b)	1,917	569,848

 See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Rockwell Automation, Inc.	3,413	$955,742
		5,961,988
Industrial Conglomerates (1.0%)
3M Co.	16,965	2,525,749
General Electric Co.	32,602	2,983,083
Honeywell International, Inc.	20,373	3,964,179
Roper Technologies, Inc.	3,162	1,493,191
Textron, Inc.	6,519	484,883
		11,451,085
Machinery (1.5%)
Caterpillar, Inc.	16,009	3,567,125
Cummins, Inc.	4,210	863,513
Deere & Co.	8,320	3,456,627
Dover Corp.	4,280	671,532
Fortive Corp.	10,644	648,539
IDEX Corp.	2,249	431,201
Illinois Tool Works, Inc.	8,487	1,777,178
Ingersoll Rand, Inc.	12,038	606,113
Nordson Corp.	1,610	365,599
Otis Worldwide Corp.	12,576	967,723
PACCAR, Inc.	10,279	905,272
Parker-Hannifin Corp.	3,805	1,079,707
Pentair PLC (c)	4,849	262,864
Snap-On, Inc.	1,555	319,521
Stanley Black & Decker, Inc.	4,782	668,476
Westinghouse Air Brake Technologies Corp.	5,473	526,339
Xylem, Inc.	5,351	456,226
		17,573,555
Professional Services (0.3%)
Equifax, Inc.	3,663	868,497
Nielsen Holdings PLC (c)	10,610	289,017
Robert Half International, Inc.	3,252	371,313
United Rentals, Inc. (b)	2,193	778,976
Verisk Analytics, Inc.	4,756	1,020,780
		3,328,583
Road & Rail (0.9%)
CSX Corp.	65,887	2,467,468
JB Hunt Transport Services, Inc.	2,471	496,152
Norfolk Southern Corp.	7,113	2,028,770
Old Dominion Freight Line, Inc.	2,750	821,370
Union Pacific Corp.	18,920	5,169,133
		10,982,893
Trading Companies & Distributors (0.2%)
Fastenal Co.	17,070	1,013,958
WW Grainger, Inc.	1,286	663,306
		1,677,264
Information Technology (33.2%)
Communications Equipment (0.8%)
Arista Networks, Inc. (b)	6,653	924,634
Cisco Systems, Inc.	125,288	6,986,059
F5, Inc. (b)	1,821	380,498
Juniper Networks, Inc.	9,657	358,854
Motorola Solutions, Inc.	5,045	1,221,899
		9,871,944
Computers & Peripherals (7.0%)
Apple, Inc. (d)	460,548	80,416,286
NetApp, Inc.	6,587	546,721
Seagate Technology Holdings PLC (c)	5,982	537,782
Western Digital Corp. (b)	9,280	460,752
		81,961,541
Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp. Class A	17,767	1,338,743
CDW Corp.	4,027	720,390
Corning, Inc.	22,190	819,033
IPG Photonics Corp. (b)	998	109,541

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Keysight Technologies, Inc. (b)	5,362	$847,035
TE Connectivity Ltd. (c)	9,642	1,262,909
Trimble, Inc. (b)	7,453	537,659
		5,635,310
Interactive Media & Services (5.6%)
Akamai Technologies, Inc. (b)	4,823	575,818
Alphabet, Inc. Class A (b)	8,961	24,923,677
Alphabet, Inc. Class C (b)	8,252	23,047,753
eBay, Inc.	18,542	1,061,716
Meta Platforms, Inc. Class A (b)	68,594	15,252,562
Twitter, Inc. (b)	23,712	917,417
		65,778,943
IT Services (4.1%)
Accenture PLC Class A (c)	18,735	6,318,004
Automatic Data Processing, Inc.	12,466	2,836,514
Broadridge Financial Solutions, Inc.	3,441	535,798
Cognizant Technology Solutions Corp. Class A	15,511	1,390,871
DXC Technology Co. (b)	7,262	236,959
EPAM Systems, Inc. (b)	1,689	500,974
Fidelity National Information Services, Inc.	18,034	1,810,974
Fiserv, Inc. (b)	17,601	1,784,741
FleetCor Technologies, Inc. (b)	2,394	596,250
Gartner, Inc. (b)	2,411	717,176
Global Payments, Inc.	8,458	1,157,393
International Business Machines Corp.	26,622	3,461,392
Jack Henry & Associates, Inc.	2,088	411,440
Leidos Holdings, Inc.	4,149	448,175
Mastercard, Inc. Class A	25,638	9,162,509
Paychex, Inc.	9,487	1,294,691
PayPal Holdings, Inc. (b)	34,607	4,002,300
VeriSign, Inc. (b)	2,888	642,465
Visa, Inc. Class A	49,265	10,925,499
		48,234,125
Office Electronics (0.1%)
Zebra Technologies Corp. Class A (b)	1,610	666,057

Semiconductors & Semiconductor Equipment (5.9%)
Advanced Micro Devices, Inc. (b)	48,563	5,309,878
Analog Devices, Inc.	15,605	2,577,634
Applied Materials, Inc.	26,378	3,476,620
Broadcom, Inc.	12,286	7,736,248
Enphase Energy, Inc. (b)	3,918	790,574
Intel Corp.	120,963	5,994,926
KLA Corp.	4,485	1,641,779
Lam Research Corp.	4,144	2,227,856
Microchip Technology, Inc.	16,424	1,234,099
Micron Technology, Inc.	33,213	2,586,961
Monolithic Power Systems, Inc.	1,310	636,241
NVIDIA Corp.	74,265	20,263,948
NXP Semiconductors NV (c)	7,858	1,454,359
Qorvo, Inc. (b)	3,159	392,032
QUALCOMM, Inc.	33,478	5,116,108
Skyworks Solutions, Inc.	4,828	643,476
SolarEdge Technologies, Inc. (b)	1,564	504,187
Teradyne, Inc.	4,764	563,248
Texas Instruments, Inc.	27,421	5,031,205
		68,181,379
Software (9.0%)
Activision Blizzard, Inc.	23,099	1,850,461
Adobe, Inc. (b)	14,013	6,384,603
ANSYS, Inc. (b)	2,627	834,467
Autodesk, Inc. (b)	6,504	1,394,132
Cadence Design Systems, Inc. (b)	8,206	1,349,559
Ceridian HCM Holding, Inc. (b)	4,056	277,268
Citrix Systems, Inc.	3,628	366,065
Electronic Arts, Inc.	8,341	1,055,220
Fortinet, Inc. (b)	4,039	1,380,288
Intuit, Inc.	8,402	4,040,018

 See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Microsoft Corp.	222,703	$68,661,562
NortonLifeLock, Inc.	17,265	457,868
Oracle Corp.	46,803	3,872,012
Paycom Software, Inc. (b)	1,440	498,787
PTC, Inc. (b)	3,100	333,932
Salesforce.com, Inc. (b)	29,260	6,212,483
ServiceNow, Inc. (b)	5,980	3,330,202
Synopsys, Inc. (b)	4,546	1,515,045
Take-Two Interactive Software, Inc. (b)	3,404	523,331
Tyler Technologies, Inc. (b)	1,186	527,640
		104,864,943
Technology Hardware Storage & Peripherals (0.2%)
Hewlett Packard Enterprise Co.	38,423	642,048
HP, Inc.	32,163	1,167,517
		1,809,565
Materials (2.5%)
Chemicals (1.7%)
Air Products & Chemicals, Inc.	6,544	1,635,411
Albemarle Corp.	3,492	772,256
Celanese Corp.	3,181	454,469
CF Industries Holdings, Inc.	6,325	651,855
Corteva, Inc.	21,597	1,241,396
Dow, Inc.	21,856	1,392,664
DuPont de Nemours, Inc.	15,236	1,121,065
Eastman Chemical Co.	3,805	426,388
Ecolab, Inc.	7,370	1,301,247
FMC Corp.	3,684	484,704
International Flavors & Fragrances, Inc.	7,479	982,217
Linde PLC (c)	15,238	4,867,474
LyondellBasell Industries NV Class A (c)	7,732	795,004
Mosaic Co.	11,001	731,567
PPG Industries, Inc.	7,025	920,767
Sherwin-Williams Co.	7,126	1,778,792
		19,557,276
Commercial Services & Supplies (0.0%)
Avery Dennison Corp.	2,430	422,747
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	1,899	730,906
Vulcan Materials Co.	3,947	725,064
		1,455,970
Containers & Packaging (0.3%)
Amcor PLC (c)	44,967	509,476
Ball Corp.	9,599	863,910
International Paper Co.	11,408	526,479
Packaging Corp. of America	2,782	434,298
Sealed Air Corp.	4,394	294,222
WestRock Co.	7,819	367,728
		2,996,113
Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	43,610	2,169,161
Newmont Corp.	23,635	1,877,801
Nucor Corp.	8,080	1,201,092
		5,248,054
Real Estate (2.7%)
Health Care REITs (0.2%)
Healthpeak Properties, Inc.	16,008	549,555
Ventas, Inc.	11,787	727,965
Welltower, Inc.	12,862	1,236,553
		2,514,073
Hotels & Resort REITs (0.0%)
Host Hotels & Resorts, Inc.	21,206	412,033
Industrial REITs (0.4%)
Duke Realty Corp.	11,241	652,653

 See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Prologis, Inc.	21,957	$3,545,616
		4,198,269
Office REITs (0.2%)
Alexandria Real Estate Equities, Inc.	4,323	870,004
Boston Properties, Inc.	4,205	541,604
Vornado Realty Trust	4,677	211,961
		1,623,569
Real Estate Investment Trust (0.0%)
Federal Realty Investment Trust	2,047	249,877
Real Estate Services (0.1%)
CBRE Group, Inc. Class A (b)	9,933	909,068
Residential REITs (0.3%)
AvalonBay Communities, Inc.	4,141	1,028,500
Equity Residential	10,121	910,080
Essex Property Trust, Inc.	1,910	659,867
Mid-America Apartment Communities, Inc.	3,433	719,042
UDR, Inc.	8,883	509,618
		3,827,107
Retail REITs (0.3%)
Kimco Realty Corp.	18,257	450,948
Realty Income Corp.	16,748	1,160,636
Regency Centers Corp.	4,488	320,174
Simon Property Group, Inc.	9,717	1,278,369
		3,210,127
Specialized REITs (1.2%)
American Tower Corp.	13,518	3,395,992
Crown Castle International Corp.	12,837	2,369,710
Digital Realty Trust, Inc.	8,372	1,187,150
Equinix, Inc.	2,752	2,040,938
Extra Space Storage, Inc.	3,926	807,186
Iron Mountain, Inc.	8,595	476,249
Public Storage	4,530	1,767,968
SBA Communications Corp.	3,234	1,112,819
Weyerhaeuser Co.	22,170	840,243
		13,998,255
Utilities (2.7%)
Electric Utilities (1.6%)
Alliant Energy Corp.	7,419	463,539
American Electric Power Co., Inc.	14,898	1,486,373
Constellation Energy Corp.	9,681	544,556
Duke Energy Corp.	22,850	2,551,431
Edison International	11,265	789,676
Entergy Corp.	5,885	687,074
Evergy, Inc.	6,728	459,792
Eversource Energy	10,159	895,922
Exelon Corp.	29,043	1,383,318
FirstEnergy Corp.	16,938	776,777
NextEra Energy, Inc.	58,287	4,937,492
Pinnacle West Capital Corp.	3,275	255,778
PPL Corp.	22,256	635,631
Southern Co.	31,461	2,281,237
Xcel Energy, Inc.	15,992	1,154,143
		19,302,739
Gas Utilities (0.1%)
Atmos Energy Corp.	4,023	480,708
ONEOK, Inc.	13,236	934,859
		1,415,567
Independent Power Producers & Energy Traders (0.1%)
AES Corp.	19,792	509,248
NRG Energy, Inc.	7,261	278,532
		787,780
Multi-Utilities (0.8%)
Ameren Corp.	7,587	711,357
CenterPoint Energy, Inc.	18,627	570,731

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

CMS Energy Corp.	8,527	$596,378
Consolidated Edison, Inc.	10,496	993,761
Dominion Energy, Inc.	24,019	2,040,894
DTE Energy Co.	5,747	759,811
NiSource, Inc.	11,617	369,421
Public Service Enterprise Group, Inc.	15,016	1,051,120
Sempra Energy	9,409	1,581,841
WEC Energy Group, Inc.	9,318	930,030
		9,605,344
Water Utilities (0.1%)
American Water Works Co., Inc.	5,332	882,606
Total common stocks (cost: $339,755,319)		1,136,903,964
Short-Term Securities (2.4%)
Investment Companies (2.4%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.246%	28,388,801	28,388,801
Total short-term securities (cost: $28,388,801)		28,388,801
Total investments in securities (cost: $368,144,120) (e)		1,165,292,765
Liabilities in excess of cash and other assets (0.0%)		(163,489)
Total net assets (100.0%)		$1,165,129,276

Investments in Securities Legend

(a) Securities are valued by procedures described in the notes to investments in securities.

(b) Non-income producing security.

(c) Foreign security: The Fund held 3.2% of net assets in foreign securities at March 31, 2022.

(d) Fully or partially pledged as initial margin deposits on open futures contracts.

(e) At March 31, 2022, the cost of investments for federal income tax purposes was $371,395,271. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$804,602,211
Gross unrealized depreciation	(9,705,777)
Net unrealized appreciation	$794,896,434

Holdings of Open Futures Contracts

On March 31, 2022, securities with an aggregate market value of $24,445,400 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	June 2022	119	Long	$25,959,023	$26,957,963	$998,940

See accompanying notes to investments in securities.

SFT International Bond Fund

Investments in Securities

March 31, 2022

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal(b)	Value(a)
Long-Term Debt Securities (97.4%)
Australia (8.1%)
Financial (3.6%)
Commonwealth Bank of Australia (USD)
0.499%, 07/07/25 (SOFRRATE + 0.400%) (c) (d)	1,860,000	$1,840,351
National Australia Bank, Ltd. (USD)
0.488%, 01/12/25 (SOFRRATE + 0.380%) (c) (d)	1,340,000	1,329,749
		3,170,100
Government (4.5%)
Australia Government Bond (AUD)
5.750%, 07/15/22	2,370,000	1,807,412
New South Wales Treasury Corp. (AUD)
4.000%, 04/20/23	530,000	410,154
Queensland Treasury Corp. (AUD)
4.250%, 07/21/23 (c)	1,050,000	816,647
Western Australian Treasury Corp. (AUD)
6.000%, 10/16/23	1,110,000	888,752
		3,922,965
Brazil (5.3%)
Government (5.3%)
Brazil Notas do Tesouro Nacional Serie F (BRL)
10.000%, 01/01/27	10,750,000	2,146,440
10.000%, 01/01/29	2,940,000	575,353
10.000%, 01/01/31	3,320,000	636,617
10.000%, 01/01/33	6,720,000	1,269,070
		4,627,480
Canada (9.6%)
Financial (5.5%)
Bank of Montreal (USD)
0.931%, 03/10/23 (SOFRRATE + 0.680%) (d)	1,600,000	1,599,984
Bank of Nova Scotia (USD)
0.808%, 09/15/23 (SOFRRATE + 0.550%) (d)	1,810,000	1,804,563
Canadian Imperial Bank of Commerce (USD)
1.072%, 03/17/23 (SOFRRATE + 0.800%) (d)	1,320,000	1,321,650
		4,726,197
Government (4.1%)
Province of Ontario Canada (CAD)
2.600%, 06/02/25	4,500,000	3,592,434

Colombia (3.4%)
Government (3.4%)
Colombian TES (COP)
6.000%, 04/28/28	7,900,000,000	1,772,968
6.250%, 11/26/25	4,800,000,000	1,156,131
		2,929,099
Malaysia (2.7%)
Government (2.7%)
Malaysia Government Bond (MYR)
3.480%, 03/15/23	4,570,000	1,101,148
3.899%, 11/16/27	3,350,000	807,298
3.955%, 09/15/25	1,700,000	413,256
		2,321,702
Mexico (9.9%)
Energy (1.0%)
Petroleos Mexicanos (USD)
7.690%, 01/23/50	950,000	827,147

SFT International Bond Fund

Investments in Securities – continued

Government (8.9%)
Mexican Bonos (MXN)
7.750%, 11/13/42	53,400,000	$2,559,147
8.000%, 11/07/47	17,300,000	849,771
8.500%, 05/31/29	40,800,000	2,120,214
8.500%, 11/18/38	42,800,000	2,233,415
		7,762,547
Norway (3.1%)
Government (3.1%)
Norway Government Bond (NOK)
2.000%, 05/24/23 (c)	23,700,000	2,721,272

Poland (2.9%)
Government (2.9%)
Republic of Poland Government Bond (PLN)
4.000%, 10/25/23	10,900,000	2,558,508

Russia (0.0%)
Government (0.0%)
Russian Federal Bond - OFZ (RUB)
7.650%, 04/10/30 (e)	29,000,000	17,608

South Africa (4.4%)
Government (4.4%)
Republic of South Africa Government Bond (ZAR)
6.500%, 02/28/41	40,570,000	1,860,219
8.750%, 02/28/48	34,600,000	1,992,335
		3,852,554
South Korea (6.9%)
Government (6.9%)
Korea Treasury Bond (KRW)
1.875%, 03/10/51	2,350,000,000	1,571,728
2.000%, 06/10/31	5,850,000,000	4,477,870
		6,049,598
United States (41.1%)
Consumer, Cyclical (0.6%)
General Motors Co. (USD)
6.250%, 10/02/43	190,000	216,386
6.800%, 10/01/27	250,000	282,484
		498,870
Financial (3.5%)
Athene Global Funding (USD)
0.914%, 05/24/24 (SOFRRATE + 0.700%) (c) (d)	1,460,000	1,438,088
Capital One Financial Corp. (USD)
0.938%, 12/06/24 (SOFRRATE + 0.690%) (d)	1,610,000	1,598,748
		3,036,836
Government (34.0%)
U.S. Treasury Bond (USD)
1.875%, 11/15/51	2,020,000	1,771,604
U.S. Treasury Note (USD)
0.635%, 07/31/23 (3-Month U.S. Treasury Money Market Yield + 0.029%) (d)	4,430,000	4,435,180
U.S. Treasury Note (USD)
0.641%, 10/31/23 (3-Month U.S. Treasury Money Market Yield + 0.035%) (d)	16,330,000	16,356,356
U.S. Treasury Note (USD)
0.655%, 01/31/23 (3-Month U.S. Treasury Money Market Yield + 0.049%) (d)	7,050,000	7,058,006
		29,621,146
Industrial (3.0%)
Boeing Co. (USD)
3.950%, 08/01/59	340,000	295,355
5.705%, 05/01/40	200,000	224,076
5.805%, 05/01/50	570,000	657,388
5.930%, 05/01/60	330,000	382,499

SFT International Bond Fund

Investments in Securities – continued

Caterpillar Financial Services Corp. (USD)
0.347%, 11/17/22 (SOFRRATE + 0.150%) (d)	1,105,000	$1,103,008
		2,662,326
Total long-term debt securities (cost: $87,822,901)		84,898,389

Short-Term Securities (1.6%)	Shares
Investment Companies (1.6%)
United States (1.6%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.246%	1,358,471	1,358,471
Total short-term securities (cost: $1,358,471)		1,358,471
Total investments in securities (cost: $89,181,372) (f)		86,256,860
Cash and other assets in excess of liabilities (1.0%)		886,503
Total net assets (100.0%)		$87,143,363

Investments in Securities Legend

(a)	Securities are valued by procedures described in the notes to investments in securities.
(b)	Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.
(c)	Security sold within terms of a private placement memorandum exempt from registration pursuant to rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program.
(d)	Variable rate security.
(e)	This security has been determined to be illiquid pursuant to the procedures of the Funds’ Liquidity Risk Management Program.
(f)	At March 31, 2022, the cost of investments for federal income tax purposes was $89,181,372. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$655,705
Gross unrealized depreciation	(4,767,726)
Net unrealized depreciation	$(4,112,021)

SFT International Bond Fund

Investments in Securities – continued

Foreign Forward Currency Contracts

On March 31, 2022, SFT International Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates. Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Settlement Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation(a)	Unrealized Depreciation(a)	Counterparty
04/12/22	10,230,000	MYR	2,429,929	USD	$—	$(2,434)	BLC
04/14/22	403,976	USD	3,600,000	SEK	—	(17,617)	HSB
04/14/22	234,624	USD	2,100,000	SEK	—	(9,248)	HSB
04/19/22	9,980,000	BRL	1,766,653	USD	—	(324,634)	JPM
04/19/22	1,320,000	BRL	238,569	USD	—	(38,035)	JPM
04/19/22	1,310,000	BRL	238,225	USD	—	(36,283)	JPM
04/19/22	1,310,000	BRL	238,290	USD	—	(36,218)	JPM
04/19/22	1,310,000	BRL	242,144	USD	—	(32,363)	JPM
04/19/22	2,430,000	BRL	451,547	USD	—	(57,654)	JPM
04/19/22	700,000	BRL	130,157	USD	—	(16,526)	JPM
04/19/22	1,000,000	BRL	185,192	USD	—	(24,356)	JPM
04/26/22	528,696	USD	480,000	EUR	5,713	—	BLC
04/26/22	646,599	USD	580,000	EUR	—	(855)	HSB
04/26/22	652,023	USD	580,000	EUR	—	(6,280)	JPM
04/26/22	3,140,000	EUR	3,566,513	USD	70,590	—	JPM
04/26/22	790,957	USD	690,000	EUR	—	(22,745)	JPM
04/27/22	6,300,000	PLN	1,576,813	USD	68,223	—	JPM
04/29/22	11,530,000,000	COP	2,879,692	USD	—	(181,312)	JPM
05/06/22	1,248,609	USD	1,010,000,000	CLP	27,598	—	JPM
05/09/22	405,998	USD	610,000	NZD	18,041	—	BLC
05/09/22	469,860	USD	710,000	NZD	23,693	—	HSB
05/11/22	587,012	USD	720,000,000	KRW	7,427	—	HSB
05/11/22	7,390,000,000	KRW	6,159,360	USD	58,106	—	HSB
05/16/22	860,000	AUD	646,716	USD	530	—	HSB
05/16/22	3,970,000	AUD	2,884,483	USD	—	(98,491)	JPM
05/17/22	56,600,000	ZAR	3,639,123	USD	—	(213,462)	HSB
05/23/22	474,383	USD	150,000,000	HUF	—	(22,959)	HSB
05/24/22	149,000,000	MXN	7,216,881	USD	—	(190,744)	JPM
05/25/22	380,000	GBP	516,360	USD	16,166	—	JPM
06/10/22	128,543	USD	4,200,000	THB	—	(2,116)	HSB
06/10/22	4,890,000	CAD	3,874,930	USD	—	(39,472)	JPM
06/13/22	16,070,000	NOK	1,814,753	USD	—	(22,291)	MSC
06/22/22	671,753	USD	77,000,000	JPY	—	(35,998)	JPM
06/22/22	178,000,000	JPY	1,546,360	USD	76,694	—	JPM
06/22/22	71,000,000	JPY	613,628	USD	27,413	—	MSC
					$400,194	$(1,432,093)

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

Counterparty Legend
BLC	Barclays Bank PLC
HSB	HSBC Bank PLC
JPM	JPMorgan Chase Bank NA
MSC	Morgan Stanley and Co., Inc

See accompanying notes to investments in securities.

SFT International Bond Fund

Investments in Securities – continued

Holdings of Open Futures Contracts

On March 31, 2022, $417,110 in cash has been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
Long Gilt Future	June 2022	30	Long	$4,830,012	$4,788,526	$(41,486)
U.S. Ultra Bond	June 2022	43	Long	7,730,499	7,616,375	(114,124)
					12,404,901	(155,610)

See accompanying notes to investments in securities.

SFT Real Estate Securities Fund

Investments in Securities

March 31, 2022

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.0%)
Real Estate (99.0%)
Diversified REITs (0.7%)
Essential Properties Realty Trust, Inc.	41,900	$1,060,070

Health Care REITs (7.9%)
Healthpeak Properties, Inc.	33,100	1,136,323
Ventas, Inc.	78,196	4,829,385
Welltower, Inc.	64,300	6,181,802
		12,147,510
Hotels & Resort REITs (6.3%)
Apple Hospitality REIT, Inc.	63,100	1,133,907
Hilton Worldwide Holdings, Inc. (b)	2,700	409,698
Host Hotels & Resorts, Inc.	204,446	3,972,386
Park Hotels & Resorts, Inc.	149,500	2,919,735
RLJ Lodging Trust	87,800	1,236,224
		9,671,950
Industrial REITs (13.2%)
Duke Realty Corp.	56,700	3,292,002
First Industrial Realty Trust, Inc.	22,600	1,399,166
Prologis, Inc.	88,281	14,255,616
Rexford Industrial Realty, Inc.	20,100	1,499,259
		20,446,043
Office REITs (9.9%)
Alexandria Real Estate Equities, Inc.	23,522	4,733,803
Boston Properties, Inc.	19,683	2,535,170
Douglas Emmett, Inc.	21,600	721,872
Highwoods Properties, Inc.	24,700	1,129,778
Kilroy Realty Corp.	40,436	3,090,119
SL Green Realty Corp.	19,637	1,594,132
Vornado Realty Trust	34,100	1,545,412
		15,350,286
Residential REITs (22.9%)
American Campus Communities, Inc.	45,100	2,524,247
American Homes 4 Rent Class A	69,400	2,778,081
AvalonBay Communities, Inc.	25,726	6,389,567
Camden Property Trust	14,100	2,343,420
Equity LifeStyle Properties, Inc.	18,600	1,422,528
Equity Residential	29,600	2,661,632
Essex Property Trust, Inc.	12,900	4,456,692
Invitation Homes, Inc.	105,400	4,234,972
Mid-America Apartment Communities, Inc.	11,400	2,387,730
Sun Communities, Inc.	15,100	2,646,879
UDR, Inc.	63,200	3,625,784
		35,471,532
Retail REITs (15.6%)
Agree Realty Corp.	27,100	1,798,356
Brixmor Property Group, Inc.	99,800	2,575,838
Kimco Realty Corp.	113,300	2,798,510
Kite Realty Group Trust	92,100	2,097,117
National Retail Properties, Inc.	44,000	1,977,360
Realty Income Corp.	39,229	2,718,570
Regency Centers Corp.	37,500	2,675,250
Simon Property Group, Inc.	48,279	6,351,585
Spirit Realty Capital, Inc.	26,750	1,231,035
		24,223,621
Specialized REITs (22.5%)
American Tower Corp.	6,500	1,632,930
Digital Realty Trust, Inc.	32,900	4,665,220
Equinix, Inc.	12,634	9,369,627
Extra Space Storage, Inc.	13,800	2,837,280
Life Storage, Inc.	19,650	2,759,449
Pebblebrook Hotel Trust	47,500	1,162,800

See accompanying notes to investments in securities.

SFT Real Estate Securities Fund

Investments in Securities – continued

Public Storage	23,500	$9,171,580
SBA Communications Corp.	3,700	1,273,170
VICI Properties, Inc.	71,341	2,030,365
		34,902,421
Total common stocks (cost: $121,783,342)		153,273,433
Short-Term Securities (1.1%)
Investment Companies (1.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.246%	1,758,958	1,758,958
Total short-term securities (cost: $1,758,958) (c)		1,758,958
Total investments in securities (cost: $123,542,300)		155,032,391
Liabilities in excess of cash and other assets (-0.1%)		(112,435)
Total net assets (100.0%)		$154,919,956

Investments in Securities Legend

(a) Securities are valued by procedures described in the notes to investments in securities.

(b) Non-income producing security.

(c) At March 31, 2022, the cost of investments for federal income tax purposes was $124,768,883. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$30,945,097
Gross unrealized depreciation	(681,589)
Net unrealized appreciation	$30,263,508

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities

March 31, 2022

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.1%)
Consumer Discretionary (4.2%)
Entertainment (0.1%)
Walt Disney Co. (b)	1,900	$260,604

Hotels, Restaurants & Leisure (3.1%)
Booking Holdings, Inc. (b)	690	1,620,430
McDonald's Corp.	6,300	1,557,864
Yum! Brands, Inc.	30,171	3,576,169
		6,754,463
Internet & Catalog Retail (0.1%)
Amazon.com, Inc. (b)	30	97,798

Media (0.2%)
Charter Communications, Inc. Class A (b)	880	480,058

Multiline Retail (0.7%)
Dollar General Corp.	7,300	1,625,199

Consumer Staples (8.5%)
Beverages (2.9%)
Coca-Cola Co.	52,112	3,230,944
Keurig Dr Pepper, Inc.	85,394	3,236,433
		6,467,377
Food & Staples Retailing (2.2%)
Walmart, Inc.	32,226	4,799,096

Food Products (1.4%)
Darling Ingredients, Inc. (b)	12,534	1,007,483
Mondelez International, Inc. Class A	34,995	2,196,986
		3,204,469
Household Products (1.0%)
Procter & Gamble Co.	14,500	2,215,600

Personal Products (0.5%)
Unilever PLC (c)	22,827	1,038,406

Tobacco (0.5%)
Philip Morris International, Inc.	10,700	1,005,158

Energy (2.7%)
Energy Equipment & Services (0.7%)
Baker Hughes Co.	41,100	1,496,451

Oil, Gas & Consumable Fuels (2.0%)
Chevron Corp.	11,955	1,946,633
ConocoPhillips	12,600	1,260,000
Devon Energy Corp.	10,100	597,213
TC Energy Corp. (c)	12,800	722,176
		4,526,022
Financial (16.9%)
Capital Markets (3.9%)
Charles Schwab Corp.	44,467	3,749,013
CME Group, Inc.	6,422	1,527,537
Morgan Stanley	11,800	1,031,320
State Street Corp.	27,294	2,377,853
		8,685,723
Commercial Banks (5.0%)
Bank of America Corp.	148,859	6,135,968
JPMorgan Chase & Co.	35,400	4,825,728
Wells Fargo & Co.	1,034	50,108
		11,011,804
Diversified Financial Services (0.0%)
Equitable Holdings, Inc.	920	28,437

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities – continued

Insurance (8.0%)
American International Group, Inc.	102,800	$6,452,756
Chubb Ltd. (c)	25,605	5,476,910
Hartford Financial Services Group, Inc.	31,758	2,280,542
Travelers Cos., Inc.	18,195	3,324,772
		17,534,980
Health Care (26.8%)
Biotechnology (3.1%)
AbbVie, Inc.	42,488	6,887,730

Health Care Equipment & Supplies (6.2%)
Abbott Laboratories	7,940	939,778
Becton Dickinson & Co.	21,257	5,654,362
Danaher Corp.	15,699	4,604,988
Medtronic PLC (c)	13,842	1,535,770
STERIS PLC (c)	3,686	891,164
		13,626,062
Health Care Providers & Services (7.8%)
Anthem, Inc.	9,606	4,718,659
Centene Corp. (b)	36,481	3,071,336
Cigna Corp.	4,735	1,134,553
HCA Healthcare, Inc.	13,929	3,490,886
Laboratory Corp. of America Holdings (b)	4,800	1,265,568
UnitedHealth Group, Inc.	7,167	3,654,955
		17,335,957
Life Sciences Tools & Services (2.8%)
PerkinElmer, Inc.	10,127	1,766,756
Thermo Fisher Scientific, Inc.	7,383	4,360,769
		6,127,525
Pharmaceuticals (6.9%)
AstraZeneca PLC (c)	9,122	1,216,902
AstraZeneca PLC ADR (c)	90,590	6,009,741
Bristol-Myers Squibb Co.	32,100	2,344,263
Elanco Animal Health, Inc. (b)	27,985	730,129
Johnson & Johnson	19,610	3,475,480
Roche Holding AG (c)	3,417	1,360,673
		15,137,188
Industrials (10.3%)
Aerospace & Defense (0.8%)
L3Harris Technologies, Inc.	7,268	1,805,880

Air Freight & Logistics (1.2%)
United Parcel Service, Inc. Class B	11,841	2,539,421

Commercial Services & Supplies (0.5%)
Republic Services, Inc.	9,001	1,192,632

Construction & Engineering (0.2%)
Jacobs Engineering Group, Inc.	2,753	379,391

Electrical Equipment (0.2%)
Hubbell, Inc.	2,061	378,750

Industrial Conglomerates (3.9%)
General Electric Co.	68,055	6,227,032
Honeywell International, Inc.	7,029	1,367,703
Siemens AG (c)	7,898	1,104,264
		8,698,999
Machinery (0.4%)
Caterpillar, Inc.	3,500	779,870
Deere & Co.	200	83,092
		862,962
Road & Rail (3.1%)
CSX Corp.	106,886	4,002,881
Norfolk Southern Corp.	7,384	2,106,065

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities – continued

Union Pacific Corp.	2,383	$651,059
		6,760,005
Information Technology (12.1%)
Communications Equipment (0.6%)
Motorola Solutions, Inc.	5,782	1,400,400

Electronic Equipment, Instruments & Components (0.1%)
Corning, Inc.	5,700	210,387

Interactive Media & Services (3.8%)
Alphabet, Inc. Class C (b)	3,013	8,415,279

IT Services (1.8%)
Accenture PLC Class A (c)	3,047	1,027,540
Cognizant Technology Solutions Corp. Class A	16,189	1,451,668
Fiserv, Inc. (b)	14,630	1,483,482
		3,962,690
Semiconductors & Semiconductor Equipment (3.1%)
Advanced Micro Devices, Inc. (b)	13,300	1,454,222
ASML Holding NV (c)	1,120	748,082
KLA Corp.	122	44,659
Micron Technology, Inc.	672	52,342
QUALCOMM, Inc.	23,009	3,516,235
Texas Instruments, Inc.	4,000	733,920
Wolfspeed, Inc. (b)	1,600	182,176
		6,731,636
Software (2.7%)
Microsoft Corp.	14,314	4,413,149
Salesforce.com, Inc. (b)	4,000	849,280
Synopsys, Inc. (b)	1,900	633,213
		5,895,642
Materials (3.2%)
Chemicals (2.4%)
International Flavors & Fragrances, Inc.	16,468	2,162,743
Linde PLC (c)	7,187	2,295,743
Nutrien Ltd. (c)	8,104	842,735
		5,301,221
Construction Materials (0.3%)
Martin Marietta Materials, Inc.	1,421	546,929

Containers & Packaging (0.2%)
Packaging Corp. of America	881	137,533
WestRock Co.	7,446	350,185
		487,718
Metals & Mining (0.3%)
BHP Group Ltd. ADR (c)	9,400	726,150

Real Estate (2.7%)
Industrial REITs (2.0%)
Prologis, Inc.	26,791	4,326,211

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc.	1,501	302,076

Residential REITs (0.1%)
Equity LifeStyle Properties, Inc.	3,554	271,810

Specialized REITs (0.5%)
Equinix, Inc.	1,580	1,171,759

Utilities (11.7%)
Electric Utilities (6.6%)
American Electric Power Co., Inc.	23,852	2,379,714
NextEra Energy, Inc.	31,397	2,659,640
PG&E Corp. (b)	96,990	1,158,060
Southern Co.	75,514	5,475,520

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities – continued

Xcel Energy, Inc.	40,799	$2,944,464
		14,617,398
Multi-Utilities (5.1%)
CMS Energy Corp.	6,170	431,530
Dominion Energy, Inc.	33,065	2,809,533
DTE Energy Co.	6,431	850,243
NiSource, Inc.	43,800	1,392,840
Sempra Energy	33,343	5,605,625
		11,089,771
Total common stocks (cost: $200,149,677)		218,421,224
Preferred Stocks (0.1%)
Utilities (0.1%)
AES Corp., 6.875%	2,456	242,972
Total Preferred Stocks (cost: $246,895)		242,972
Short-Term Securities (0.4%)
Investment Companies (0.4%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.246%	619,936	619,936
T. Rowe Price Reserve Investment Fund, current rate 0.290%	356,022	356,022
Total short-term securities (cost: $975,958)		975,958
Total investments in securities (cost: $201,372,530) (d)		219,640,154
Cash and other assets in excess of liabilities (0.4%)		937,251
Total net assets (100.0%)		$220,577,405

Investments in Securities Legend

(a)	Securities are valued by procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 11.3% of net assets in foreign securities at March 31, 2022.
(d)	At March 31, 2022, the cost of investments for federal income tax purposes was $202,163,082. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$20,705,136
Gross unrealized depreciation	(3,228,064)
Net unrealized appreciation	$17,477,072

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund
Investments in Securities
March 31, 2022
(Unaudited)
(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.5%)
Communications (1.0%)
Diversified Telecommunication Services (1.0%)
Verizon Communications, Inc.	26,394	$1,344,510

Consumer Discretionary (14.1%)
Automobiles (1.8%)
Ford Motor Co.	49,809	842,270
Tesla, Inc. (b)	1,456	1,568,986
		2,411,256
Entertainment (1.6%)
Walt Disney Co. (b)	14,883	2,041,352

Hotels, Restaurants & Leisure (2.8%)
Airbnb, Inc. Class A (b)	5,633	967,524
Booking Holdings, Inc. (b)	448	1,052,105
McDonald's Corp.	6,978	1,725,520
		3,745,149
Internet & Catalog Retail (5.4%)
Amazon.com, Inc. (b)	1,799	5,864,650
Netflix, Inc. (b)	3,384	1,267,613
		7,132,263
Specialty Retail (1.4%)
TJX Cos., Inc.	30,137	1,825,699

Textiles, Apparel & Luxury Goods (1.1%)
NIKE, Inc. Class B	11,003	1,480,564

Consumer Staples (6.0%)
Beverages (2.1%)
Constellation Brands, Inc. Class A	7,400	1,704,368
Monster Beverage Corp. (b)	13,797	1,102,380
		2,806,748
Food & Staples Retailing (1.0%)
Sysco Corp.	15,383	1,256,022

Household Products (2.9%)
Colgate-Palmolive Co.	14,057	1,065,942
Procter & Gamble Co.	18,486	2,824,661
		3,890,603
Energy (2.9%)
Oil, Gas & Consumable Fuels (2.9%)
ConocoPhillips	12,950	1,295,000
EOG Resources, Inc.	21,266	2,535,545
		3,830,545
Financial (11.2%)
Capital Markets (2.6%)
Charles Schwab Corp.	16,771	1,413,963
Morgan Stanley	23,364	2,042,014
		3,455,977
Commercial Banks (5.0%)
Bank of America Corp.	72,345	2,982,061
JPMorgan Chase & Co.	20,728	2,825,641
PNC Financial Services Group, Inc.	4,787	882,962
		6,690,664
Consumer Finance (1.6%)
American Express Co.	11,543	2,158,541

Insurance (2.0%)
Chubb Ltd. (c)	7,001	1,497,514

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund
Investments in Securities – continued

Progressive Corp.	9,550	$1,088,604
		2,586,118
Health Care (15.2%)
Biotechnology (1.3%)
Regeneron Pharmaceuticals, Inc. (b)	2,507	1,750,939

Health Care Equipment & Supplies (5.1%)
Abbott Laboratories	9,989	1,182,298
Baxter International, Inc.	16,113	1,249,402
Becton Dickinson & Co.	5,348	1,422,568
Danaher Corp.	5,813	1,705,127
Hologic, Inc. (b)	16,375	1,257,928
		6,817,323
Health Care Providers & Services (3.7%)
Laboratory Corp. of America Holdings (b)	3,995	1,053,322
UnitedHealth Group, Inc.	7,457	3,802,846
		4,856,168
Life Sciences Tools & Services (1.6%)
Thermo Fisher Scientific, Inc.	3,624	2,140,515

Pharmaceuticals (3.5%)
Eli Lilly & Co.	9,029	2,585,635
Pfizer, Inc.	38,208	1,978,028
		4,563,663
Industrials (9.1%)
Aerospace & Defense (1.3%)
Raytheon Technologies Corp.	18,017	1,784,944

Air Freight & Logistics (0.7%)
FedEx Corp.	4,198	971,375

Building Products (1.7%)
Fortune Brands Home & Security, Inc.	13,959	1,036,874
Johnson Controls International PLC (c)	18,322	1,201,374
		2,238,248
Commercial Services & Supplies (0.6%)
Republic Services, Inc.	5,661	750,083

Electrical Equipment (1.0%)
AMETEK, Inc.	10,116	1,347,249

Machinery (2.9%)
Deere & Co.	3,855	1,601,598
IDEX Corp.	5,371	1,029,782
Illinois Tool Works, Inc.	5,721	1,197,978
		3,829,358
Professional Services (0.9%)
Equifax, Inc.	4,922	1,167,006

Information Technology (35.1%)
Communications Equipment (2.3%)
F5, Inc. (b)	5,627	1,175,762
Motorola Solutions, Inc.	7,431	1,799,788
		2,975,550
Computers & Peripherals (6.0%)
Apple, Inc.	39,099	6,827,076
NetApp, Inc.	14,017	1,163,411
		7,990,487
Electronic Equipment, Instruments & Components (2.0%)
CDW Corp.	7,255	1,297,847
Corning, Inc.	37,497	1,384,014
		2,681,861
Interactive Media & Services (7.5%)
Alphabet, Inc. Class A (b)	2,793	7,768,311
GoDaddy, Inc. Class A (b)	11,208	938,110

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund
Investments in Securities – continued

Meta Platforms, Inc. Class A (b)	5,418	$1,204,746
		9,911,167
IT Services (3.8%)
Fidelity National Information Services, Inc.	9,721	976,183
Global Payments, Inc.	6,252	855,524
Leidos Holdings, Inc.	10,110	1,092,082
Mastercard, Inc. Class A	5,821	2,080,309
		5,004,098
Semiconductors & Semiconductor Equipment (5.0%)
Advanced Micro Devices, Inc. (b)	11,538	1,261,565
KLA Corp.	3,401	1,244,970
NVIDIA Corp.	2,777	757,732
QUALCOMM, Inc.	9,024	1,379,047
Texas Instruments, Inc.	10,964	2,011,675
		6,654,989
Software (8.5%)
Microsoft Corp.	24,040	7,411,772
Palo Alto Networks, Inc. (b)	1,836	1,142,929
Salesforce.com, Inc. (b)	7,946	1,687,095
Workday, Inc. Class A (b)	4,381	1,049,074
		11,290,870
Materials (0.9%)
Chemicals (0.9%)
PPG Industries, Inc.	9,527	1,248,704

Real Estate (1.7%)
Industrial REITs (1.0%)
Prologis, Inc.	8,321	1,343,675

Specialized REITs (0.7%)
Gaming & Leisure Properties, Inc.	18,984	890,919

Utilities (2.3%)
Electric Utilities (2.3%)
American Electric Power Co., Inc.	16,879	1,684,018
Duke Energy Corp.	12,686	1,416,519
		3,100,537
Total common stocks (cost: $83,970,091)		131,965,739

Short-Term Securities (0.6%)
Investment Companies (0.6%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.246%	813,478	813,478
Total short-term securities (cost: $813,478)		813,478
Total investments in securities (cost: $84,783,569) (d)		132,779,217
Liabilities in excess of cash and other assets (-0.1%)		(148,178)
Total net assets (100.0%)		$132,631,039

Investments in Securities Legend
(a)	Securities are valued by procedures described in the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 2.0% of net assets in foreign securities at March 31, 2022.
(d)	At March 31, 2022, the cost of investments for federal income tax purposes was $84,859,954. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$49,005,348
Gross unrealized depreciation	(1,086,085)
Net unrealized appreciation	$47,919,263

See accompanying notes to investments in securities.

Securian Funds Trust

Notes to Investments in Securities

March 31, 2022

Investment Valuation

Each Fund’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality and prepayment speeds, as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Securian AM Valuation Committee (Valuation Committee) and in accordance with the Board of Trustees (Board) approved valuation policies and procedures. The Board has delegated the daily oversight of the securities valuation function to the Valuation Committee whose members ensure the valuations comply with the valuation policies and affirms the reasonableness of the fair valuation determinations. The fair valued securities are reviewed by the Board at their quarterly meetings.

A Fund’s investments will also be valued at fair value by the Valuation Committee if Securian AM determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Fund’s net asset value is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund’s valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities are valued at market value. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date.

SFT International Bond Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward foreign currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. SFT International Bond Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by SFT International Bond Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. SFT International Bond Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward foreign currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to, or for protection from market changes, the Funds may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value as determined by each relevant clearing agency and is aggregated at a Futures Commission Merchant (FCM) which is registered with the Commodity Futures Trading Commission or the applicable regulator. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account. For a listing of open futures contracts see the Investments in Securities for each Fund.

Securian Funds Trust

Notes to Investments in Securities – continued

Options Transactions

Each Fund may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. An option is a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised.

The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

For information on the Fund’s significant accounting policies, Please refer to the Fund’s most recent shareholder reports.

Illiquid Investments

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, no Fund may acquire an “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. Rule 22e-4 generally defines an illiquid investment as any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. At March 31, 2022, the SFT International Bond Fund held illiquid securities of $17,608 which represents 0.0% of net assets.

Fair Value Measurement

The Trust utilizes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs when determining fair value. The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust’s estimates about the assumptions market participants would use in valuing the financial asset and liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the advisor’s own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, and written options.

The following is a summary of the levels used as of March 31, 2022, in valuing the Fund’s assets and liabilities (please see the Investments in Securities for each Fund for a listing of all securities within each category):

Securian Funds Trust

Notes to Investments in Securities – continued

	Fair Value Measurement at March 31, 2022 using
Fund	Level 1	Level 2	Level 3	Total
SFT Balanced Stabilization Fund
Assets
Government Obligations	$—	$29,018,955	$—	$29,018,955
Other Mortgage-Backed Securities	—	1,521,525	—	1,521,525
Corporate Obligations	—	138,562,423	—	138,562,423
Purchased Options	352,500	—	—	352,500
Investment Companies	505,951,272	—	—	505,951,272
Total Investments	506,303,772	169,102,903	—	675,406,675
Liabilities
Other Financial Instruments*
Futures Contracts	(5,857,135)	—	—	(5,857,135)
Written Options	(28,716)	—	—	(28,716)

SFT Core Bond Fund
Assets
Government Obligations	—	155,880,721	—	155,880,721
Asset-Backed Securities	—	64,906,761	—	64,906,761
Other Mortgage-Backed Securities	—	73,881,149	—	73,881,149
Corporate Obligations	—	199,633,741	—	199,633,741
Investment Companies	6,659,131	—	—	6,659,131
Total Investments	6,659,131	494,302,372	—	500,961,503
Other Financial Instruments*
Futures Contracts	744,810	—	—	744,810
Liabilities
Other Financial Instruments*
Futures Contracts	(1,303,899)	—	—	(1,303,899)

SFT Delaware IvySM Growth Fund
Assets
Common Stocks	625,874,057	—	—	625,874,057
Investment Companies	1,545,322	—	—	1,545,322
Total Investments	627,419,379	—	—	627,419,379

SFT Delaware IvySM Small Cap Growth Fund
Assets
Common Stocks	181,965,984	—	—	181,965,984
Investment Companies	5,274,649	—	—	5,274,649
Total Investments	187,240,633	—	—	187,240,633

SFT Equity Stabilization Fund
Assets
Investment Companies	341,833,272	—	—	341,833,272
Purchased Options	287,430	—	—	287,430
Total Investments	342,120,702	—	—	342,120,702
Liabilities
Other Financial Instruments*
Futures Contracts	(2,008,969)	—	—	(2,008,969)
Written Options	(51,581)	—	—	(51,581)
SFT Index 400 Mid-Cap Fund
Assets
Common Stocks	208,436,193	—	—	208,436,193
U.S. Government Obligations	—	1,001,563	—	1,001,563
Investment Companies	13,448,251	—	—	13,448,251
Total Investments	221,884,444	1,001,563	—	222,886,007
Other Financial Instruments*
Futures Contracts	472,644	—	—	472,644

Securian Funds Trust

Notes to Investments in Securities – continued

Fair Value Measurement – (continued)

Fund	Level 1	Level 2	Level 3	Total
SFT Index 500 Fund
Assets
Common Stocks	$1,136,903,964	$—	$—	$1,136,903,964
Investment Companies	28,388,801	—	—	28,388,801
Total Investments	1,165,292,765	—	—	1,165,292,765
Other Financial Instruments*
Futures Contracts	998,940	—	—	998,940

SFT International Bond Fund
Assets
Long-Term Debt Securities	—	84,898,389	—	84,898,389
Investment Companies	1,358,471	—	—	1,358,471
Total Investments	1,358,471	84,898,389	—	86,256,860
Other Financial Instruments*
Forward Foreign Currency Contracts	—	400,194	—	400,194
Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts		(1,432,093)	—	(1,432,093)
Futures Contracts	(155,610)	—	—	(155,610)

SFT Real Estate Securities Fund
Assets
Common Stocks	153,273,433	—	—	153,273,433
Investment Companies	1,758,958	—	—	1,758,958
Total Investments	155,032,391	—	—	155,032,391

SFT T. Rowe Price Value Fund
Assets
Common Stocks	218,421,224	—	—	218,421,224
Preferred Stocks	242,972	—	—	242,972
Investment Companies	975,958	—	—	975,958
Total Investments	219,640,154	—	—	219,640,154

SFT Wellington Core Equity Fund
Assets
Common Stocks	131,965,739	—	—	131,965,739
Investment Companies	813,478	—	—	813,478
Total Investments	132,779,217	—	—	132,779,217

* Investments in Other Financial Instruments are derivative instruments reflected in the Investments in Securities. All derivatives currently held are reflected at the gross unrealized appreciation (depreciation) on the investments.

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities – These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Securian Funds Trust

Notes to Investments in Securities – continued

Long-term and short-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Forward Foreign Currency – These derivatives are traded in the over-the-counter derivative market and are principally valued using market price quotations or industry recognized modeling techniques. The significant inputs to the models are observable in the market or can be derived from or corroborated by observable market data. These significant inputs may include interest rates, foreign currency exchange rates, interest rate curves, contractual terms, market prices, and measures of volatility.

The Funds’ policy is to recognize transfers between the levels as of the end of the period. There were no transfers of financial assets between Levels 1, 2, and 3 during the period.

Other Risks

The Funds can invest in securities of foreign issuers, which may subject them to investment risks not normally associated with investing in U.S. securities. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations.